Quarterly Holdings Report
for

Fidelity® U.S. Bond Index Fund

May 31, 2019

UBI-QTLY-0719
1.816026.114

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.4%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
2.45% 6/30/20	$4,598	$4,586
2.8% 2/17/21	7,720	7,737
2.95% 7/15/26 (a)	6,863	6,653
3.4% 5/15/25	7,952	8,035
3.55% 6/1/24 (a)	2,573	2,643
3.6% 7/15/25 (a)	5,439	5,546
3.8% 3/15/22	8,578	8,833
3.8% 2/15/27 (a)	7,720	7,877
4% 1/15/22 (a)	858	886
4.125% 2/17/26	23,435	24,413
4.35% 6/15/45	21,239	20,129
4.5% 3/9/48	8,209	7,903
4.55% 3/9/49	157	152
4.65% 6/1/44 (a)	6,751	6,681
4.75% 5/15/46	8,835	8,804
4.85% 7/15/45 (a)	2,573	2,621
4.9% 8/15/37	21,814	22,537
5.15% 11/15/46	723	758
5.15% 2/15/50	20,622	21,595
5.55% 8/15/41	6,262	6,918
6.35% 3/15/40	858	1,025
6.375% 3/1/41	5,876	7,033
British Telecommunications PLC 9.625% 12/15/30 (b)	3,873	5,627
Orange SA:
5.375% 7/8/19	3,431	3,440
5.5% 2/6/44	2,573	3,069
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	11,495	11,838
5.213% 3/8/47	5,619	5,796
5.462% 2/16/21	2,316	2,422
5.877% 7/15/19	1,716	1,722
7.045% 6/20/36	2,230	2,769
Verizon Communications, Inc.:
2.625% 8/15/26	19,841	19,261
3.5% 11/1/24	2,573	2,666
4.125% 3/16/27	6,005	6,388
4.272% 1/15/36	20,826	21,536
4.4% 11/1/34	3,238	3,444
4.75% 11/1/41	858	927
5.012% 4/15/49	10,104	11,421
5.012% 8/21/54	10,772	12,076
5.25% 3/16/37	13,296	15,266
5.5% 3/16/47	23,058	27,856
6.55% 9/15/43	10,736	14,352
		355,241
Entertainment - 0.2%
NBCUniversal, Inc. 6.4% 4/30/40	2,573	3,347
The Walt Disney Co.:
3.7% 10/15/25 (c)	6,005	6,305
5.4% 10/1/43 (c)	3,324	4,184
5.65% 8/15/20 (c)	858	891
6.15% 3/1/37 (c)	3,393	4,505
6.15% 2/15/41 (c)	9,007	12,097
6.9% 8/15/39 (c)	1,716	2,454
7.75% 12/1/45 (c)	2,711	4,410
Time Warner, Inc. 2.1% 6/1/19	2,573	2,573
Viacom, Inc.:
4.25% 9/1/23	6,669	6,963
4.375% 3/15/43	2,260	2,101
5.625% 9/15/19	858	865
Walt Disney Co.:
1.85% 7/30/26	4,383	4,130
2.3% 2/12/21	4,066	4,060
2.55% 2/15/22	2,410	2,424
3% 7/30/46	3,860	3,496
3.15% 9/17/25	8,123	8,374
4.125% 6/1/44	4,890	5,330
		78,509
Interactive Media & Services - 0.0%
Alphabet, Inc.:
1.998% 8/15/26	1,973	1,890
3.625% 5/19/21	3,243	3,331
		5,221
Media - 0.7%
CBS Corp.:
3.375% 2/15/28	9,050	8,759
4% 1/15/26	5,147	5,272
4.6% 1/15/45	6,262	5,986
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.2% 3/15/28	9,436	9,479
4.908% 7/23/25	6,845	7,242
5.75% 4/1/48	4,486	4,671
6.384% 10/23/35	11,538	12,945
6.484% 10/23/45	4,023	4,534
Comcast Corp.:
1.625% 1/15/22	9,007	8,812
2.35% 1/15/27	20,416	19,498
3.125% 7/15/22	2,573	2,618
3.15% 3/1/26	4,289	4,351
3.3% 2/1/27	10,217	10,338
3.375% 8/15/25	11,752	12,049
3.45% 10/1/21	4,890	4,994
3.7% 4/15/24	8,896	9,286
3.969% 11/1/47	4,461	4,420
4% 3/1/48	10,294	10,308
4.15% 10/15/28	16,170	17,347
4.65% 7/15/42	7,720	8,511
4.7% 10/15/48	16,401	18,254
4.75% 3/1/44	4,632	5,093
4.95% 10/15/58	6,451	7,396
5.7% 7/1/19	7,291	7,306
6.4% 3/1/40	858	1,122
6.55% 7/1/39	2,573	3,404
6.95% 8/15/37	5,747	7,949
Discovery Communications LLC:
3.25% 4/1/23	2,006	2,022
4.875% 4/1/43	4,203	4,039
5.05% 6/1/20	2,745	2,809
5.2% 9/20/47	7,206	7,209
Fox Corp.:
4.03% 1/25/24 (c)	4,032	4,224
4.709% 1/25/29 (c)	8,904	9,738
5.476% 1/25/39 (c)	3,268	3,725
5.576% 1/25/49 (c)	7,989	9,325
Time Warner Cable, Inc.:
4.5% 9/15/42	9,436	8,368
7.3% 7/1/38	3,431	4,017
		277,420
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
3.125% 7/16/22	4,525	4,570
3.625% 4/22/29	7,200	7,309
6.125% 11/15/37	7,176	8,925
Rogers Communications, Inc.:
2.9% 11/15/26	2,145	2,123
3.625% 12/15/25	1,716	1,766
4.1% 10/1/23	4,139	4,358
5.45% 10/1/43	4,954	5,846
Vodafone Group PLC:
2.5% 9/26/22	2,573	2,554
2.95% 2/19/23	5,919	5,945
3.75% 1/16/24	8,870	9,099
4.375% 5/30/28	11,958	12,470
5.25% 5/30/48	13,125	13,648
		78,613

TOTAL COMMUNICATION SERVICES		795,004

CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.3%
American Honda Finance Corp.:
1.65% 7/12/21	6,820	6,716
1.7% 9/9/21	3,860	3,809
2.15% 3/13/20	7,334	7,321
2.25% 8/15/19	6,562	6,561
2.3% 9/9/26	4,289	4,117
3.55% 1/12/24	20,932	21,763
Ford Motor Co. 4.75% 1/15/43	6,562	5,417
General Motors Co.:
5.2% 4/1/45	3,663	3,307
6.6% 4/1/36	5,010	5,250
6.75% 4/1/46	6,138	6,497
General Motors Financial Co., Inc.:
3.15% 1/15/20	5,687	5,696
3.25% 1/5/23	6,176	6,113
3.85% 1/5/28	6,005	5,630
4% 1/15/25	5,293	5,236
4% 10/6/26	3,157	3,100
4.3% 7/13/25	10,637	10,742
4.35% 1/17/27	6,863	6,790
4.375% 9/25/21	7,883	8,076
5.65% 1/17/29	9,659	10,134
		132,275
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	1,716	1,930
Ingersoll-Rand Global Holding Co. Ltd.:
2.9% 2/21/21	4,075	4,095
3.75% 8/21/28	3,989	4,105
4.3% 2/21/48	4,263	4,322
Massachusetts Institute of Technology:
3.885% 7/1/2116	2,428	2,541
3.959% 7/1/38	4,053	4,465
Northwestern University 4.643% 12/1/44	2,874	3,464
President and Fellows of Harvard College:
3.3% 7/15/56	4,160	4,143
3.619% 10/1/37	858	910
Rice University 3.774% 5/15/55	1,630	1,745
Trustees of Princeton Univ. 5.7% 3/1/39	858	1,169
University Notre Dame du Lac 3.438% 2/15/45	2,857	2,938
University of Southern California 5.25% 10/1/2111	1,716	2,345
		38,172
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.75% 12/9/20	1,973	1,983
3.7% 1/30/26	14,471	15,077
4.45% 3/1/47	4,872	5,094
4.875% 12/9/45	4,658	5,135
6.3% 3/1/38	6,043	7,665
Metropolitan Museum of Art 3.4% 7/1/45	2,573	2,615
Starbucks Corp.:
2.45% 6/15/26	8,578	8,291
3.8% 8/15/25	5,962	6,234
3.85% 10/1/23	1,608	1,687
4% 11/15/28	6,005	6,404
4.5% 11/15/48	4,032	4,191
		64,376
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.:
2.4% 2/22/23	13,596	13,574
2.8% 8/22/24	5,559	5,641
3.15% 8/22/27	8,973	9,224
3.875% 8/22/37	4,341	4,631
4.05% 8/22/47	11,100	12,071
4.25% 8/22/57	5,696	6,256
4.8% 12/5/34	5,147	5,947
		57,344
Multiline Retail - 0.1%
Dollar Tree, Inc.:
3.7% 5/15/23	7,463	7,609
4% 5/15/25	6,863	7,064
Kohl's Corp. 4.75% 12/15/23	1,825	1,939
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,075	3,963
4.3% 2/15/43	4,075	3,209
Nordstrom, Inc.:
4% 3/15/27	3,869	3,840
5% 1/15/44	1,716	1,552
Target Corp.:
3.875% 7/15/20	2,573	2,614
3.9% 11/15/47	7,454	7,596
4% 7/1/42	6,005	6,253
		45,639
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,217	3,413
AutoZone, Inc.:
3.125% 7/15/23	3,281	3,327
3.25% 4/15/25	3,431	3,470
3.7% 4/15/22	4,718	4,847
3.75% 6/1/27	4,979	5,112
Lowe's Companies, Inc.:
3.65% 4/5/29	9,187	9,297
3.7% 4/15/46	3,002	2,691
4.05% 5/3/47	9,865	9,285
4.55% 4/5/49	8,123	8,259
4.625% 4/15/20	1,716	1,729
4.65% 4/15/42	5,576	5,772
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,423	2,515
The Home Depot, Inc.:
2.8% 9/14/27	4,289	4,278
3% 4/1/26	8,604	8,744
3.75% 2/15/24	5,769	6,085
3.9% 12/6/28	4,941	5,325
3.9% 6/15/47	7,357	7,607
4.2% 4/1/43	1,351	1,435
4.25% 4/1/46	2,814	3,026
4.5% 12/6/48	6,408	7,200
4.875% 2/15/44	2,466	2,865
5.875% 12/16/36	8,921	11,498
		117,780
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 3.375% 11/1/46	3,860	3,739

TOTAL CONSUMER DISCRETIONARY		459,325

CONSUMER STAPLES - 1.9%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
2.625% 1/17/23	2,423	2,419
2.65% 2/1/21	8,102	8,114
3.3% 2/1/23	7,904	8,044
3.65% 2/1/26	51,923	53,488
4.625% 2/1/44	4,932	4,939
4.7% 2/1/36	4,178	4,316
4.9% 2/1/46	15,595	16,025
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 7/15/22	7,480	7,463
4.15% 1/23/25	12,052	12,732
4.439% 10/6/48	6,343	6,163
4.6% 4/15/48	16,084	16,019
5.55% 1/23/49	8,192	9,298
5.8% 1/23/59 (Reg. S)	11,966	13,912
8.2% 1/15/39	2,402	3,493
Constellation Brands, Inc.:
3.5% 5/9/27	8,578	8,609
3.7% 12/6/26	6,476	6,609
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,445	2,433
Maple Escrow Subsidiary, Inc.:
4.057% 5/25/23 (c)	12,867	13,377
4.985% 5/25/38 (c)	6,176	6,568
Molson Coors Brewing Co.:
2.1% 7/15/21	4,203	4,152
3% 7/15/26	14,926	14,500
4.2% 7/15/46	11,349	10,411
PepsiCo, Inc.:
2.15% 10/14/20	10,294	10,288
2.25% 5/2/22	10,294	10,300
2.375% 10/6/26	5,790	5,644
3% 10/15/27	15,621	15,838
3.6% 8/13/42	2,573	2,602
4.25% 10/22/44	5,147	5,729
4.45% 4/14/46	4,975	5,729
The Coca-Cola Co.:
1.55% 9/1/21	3,423	3,372
2.2% 5/25/22	12,867	12,853
2.875% 10/27/25	8,218	8,370
3.15% 11/15/20	3,174	3,212
		317,021
Food & Staples Retailing - 0.2%
Costco Wholesale Corp. 2.75% 5/18/24	5,147	5,213
Kroger Co.:
2.65% 10/15/26	2,445	2,317
3.5% 2/1/26	3,431	3,456
5.15% 8/1/43	2,338	2,396
5.4% 1/15/49	5,584	5,958
Sysco Corp.:
3.3% 7/15/26	2,814	2,833
3.75% 10/1/25	4,890	5,098
Walgreen Co. 3.1% 9/15/22	2,445	2,472
Walgreens Boots Alliance, Inc.:
3.45% 6/1/26	4,289	4,225
4.65% 6/1/46	4,718	4,472
Walmart, Inc.:
3.3% 4/22/24	16,298	16,825
3.4% 6/26/23	8,029	8,328
3.7% 6/26/28	10,551	11,233
4.05% 6/29/48	6,588	7,180
4.3% 4/22/44	5,147	5,773
5.625% 4/1/40	1,716	2,232
5.625% 4/15/41	3,946	5,203
6.5% 8/15/37	7,098	9,969
		105,183
Food Products - 0.4%
Campbell Soup Co.:
2.5% 8/2/22	4,075	4,034
4.8% 3/15/48	12,009	11,613
Conagra Brands, Inc.:
3.2% 1/25/23	7,553	7,631
3.8% 10/22/21	4,032	4,123
4.3% 5/1/24	7,695	8,084
4.85% 11/1/28	11,692	12,566
5.3% 11/1/38	4,251	4,483
General Mills, Inc.:
2.2% 10/21/19	6,005	5,993
3.7% 10/17/23	11,966	12,374
4.2% 4/17/28	14,754	15,502
H.J. Heinz Co.:
3% 6/1/26	11,152	10,523
4.375% 6/1/46	5,859	5,162
5% 7/15/35	3,002	2,992
5.2% 7/15/45	4,443	4,370
Kellogg Co.:
3.125% 5/17/22	1,608	1,630
3.25% 4/1/26	3,191	3,173
4.3% 5/15/28	5,147	5,482
Kraft Foods Group, Inc.:
3.5% 6/6/22	9,994	10,174
5% 6/4/42	2,423	2,358
The J.M. Smucker Co. 2.5% 3/15/20	4,890	4,884
Tyson Foods, Inc.:
3.95% 8/15/24	6,498	6,797
4% 3/1/26	6,322	6,602
4.35% 3/1/29	7,720	8,148
Unilever Capital Corp.:
2% 7/28/26	1,716	1,619
3.1% 7/30/25	2,488	2,532
		162,849
Household Products - 0.1%
Kimberly-Clark Corp.:
2.4% 3/1/22	4,461	4,457
2.4% 6/1/23	6,863	6,817
3.2% 7/30/46	2,145	1,986
Procter & Gamble Co.:
1.9% 11/1/19	3,431	3,422
2.3% 2/6/22	4,032	4,038
2.85% 8/11/27	3,860	3,909
3.1% 8/15/23	8,578	8,862
		33,491
Personal Products - 0.0%
Colgate-Palmolive Co. 3.25% 3/15/24	8,578	8,919
Tobacco - 0.4%
Altria Group, Inc.:
2.85% 8/9/22	6,005	6,006
3.8% 2/14/24	3,989	4,099
3.875% 9/16/46	8,578	7,187
4.25% 8/9/42	8,389	7,489
4.8% 2/14/29	11,383	11,889
5.8% 2/14/39	8,021	8,704
5.95% 2/14/49	8,921	9,653
BAT Capital Corp.:
2.764% 8/15/22	8,149	8,082
3.222% 8/15/24	8,835	8,746
3.557% 8/15/27	18,160	17,463
4.54% 8/15/47	14,360	12,920
Philip Morris International, Inc.:
1.875% 2/25/21	12,867	12,732
2.125% 5/10/23	2,659	2,606
2.75% 2/25/26	3,217	3,197
3.6% 11/15/23	3,149	3,270
3.875% 8/21/42	4,139	3,964
4.125% 3/4/43	8,578	8,525
4.5% 3/26/20	1,716	1,743
4.875% 11/15/43	5,147	5,642
6.375% 5/16/38	1,244	1,589
Reynolds American, Inc.:
4.45% 6/12/25	6,056	6,292
4.85% 9/15/23	1,544	1,639
5.85% 8/15/45	3,637	3,773
7.25% 6/15/37	6,193	7,496
		164,706

TOTAL CONSUMER STAPLES		792,169

ENERGY - 2.5%
Energy Equipment & Services - 0.1%
Baker Hughes A Ge Co. LLC 5.125% 9/15/40	1,716	1,823
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,260	3,187
Halliburton Co.:
3.8% 11/15/25	8,904	9,172
5% 11/15/45	6,468	6,787
7.45% 9/15/39	1,287	1,689
		22,658
Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp.:
3.45% 7/15/24	4,289	4,341
4.85% 3/15/21	8,703	8,990
6.2% 3/15/40	1,716	2,060
6.45% 9/15/36	2,295	2,754
6.6% 3/15/46	3,989	5,121
Apache Corp.:
4.375% 10/15/28	15,289	15,571
5.1% 9/1/40	2,573	2,511
Boardwalk Pipelines LP 4.95% 12/15/24	4,075	4,295
BP Capital Markets PLC:
2.315% 2/13/20	1,544	1,541
2.5% 11/6/22	2,573	2,585
2.521% 1/15/20	5,147	5,146
3.062% 3/17/22	3,217	3,263
3.279% 9/19/27	10,929	11,017
Canadian Natural Resources Ltd.:
2.95% 1/15/23	10,000	9,971
3.9% 2/1/25	1,608	1,667
4.95% 6/1/47	5,490	5,905
6.25% 3/15/38	5,876	7,085
Cenovus Energy, Inc.:
3% 8/15/22	1,458	1,451
3.8% 9/15/23	1,501	1,529
4.25% 4/15/27	8,149	8,128
5.4% 6/15/47	8,063	8,064
6.75% 11/15/39	1,716	1,918
Chevron Corp.:
1.961% 3/3/20	7,399	7,374
2.1% 5/16/21	11,795	11,766
2.193% 11/15/19	9,779	9,768
2.895% 3/3/24	20,184	20,554
2.954% 5/16/26	9,436	9,585
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	2,610	2,623
4.5% 6/1/25	2,852	3,048
ConocoPhillips Co.:
4.95% 3/15/26	21,059	23,625
5.95% 3/15/46	5,147	6,913
6.5% 2/1/39	6,458	8,781
DCP Midstream Operating LP 3.875% 3/15/23	3,238	3,198
Devon Energy Corp.:
3.25% 5/15/22	3,431	3,474
5% 6/15/45	3,002	3,268
5.6% 7/15/41	2,466	2,848
Ecopetrol SA:
5.375% 6/26/26	4,066	4,331
5.875% 5/28/45	3,260	3,337
7.375% 9/18/43	4,238	5,145
Enbridge Energy Partners LP 4.2% 9/15/21	7,463	7,645
Enbridge, Inc.:
3.5% 6/10/24	2,423	2,479
5.5% 12/1/46	12,430	15,139
Encana Corp.:
3.9% 11/15/21	4,203	4,296
6.5% 2/1/38	4,289	5,109
Energy Transfer Partners LP:
3.6% 2/1/23	7,334	7,414
4.15% 10/1/20	3,860	3,919
4.95% 6/15/28	8,089	8,533
5.15% 3/15/45	6,863	6,659
6% 6/15/48	8,452	9,146
Enterprise Products Operating LP:
3.7% 2/15/26	1,518	1,559
3.95% 2/15/27	22,200	23,182
4.05% 2/15/22	7,999	8,266
4.25% 2/15/48	9,933	9,753
4.85% 8/15/42	2,145	2,276
4.85% 3/15/44	4,289	4,560
4.9% 5/15/46	3,671	3,930
5.7% 2/15/42	1,716	1,993
7.55% 4/15/38	1,716	2,326
EOG Resources, Inc.:
4.15% 1/15/26	4,804	5,140
5.625% 6/1/19	858	858
Equinor ASA:
2.25% 11/8/19	6,863	6,857
3.625% 9/10/28	10,362	10,908
3.7% 3/1/24	3,131	3,291
5.1% 8/17/40	1,716	2,080
Exxon Mobil Corp.:
2.726% 3/1/23	8,578	8,659
3.043% 3/1/26	7,146	7,291
3.567% 3/6/45	5,704	5,762
Hess Corp.:
3.5% 7/15/24	3,260	3,212
5.6% 2/15/41	2,917	2,965
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	10,465	10,627
3.5% 9/1/23	1,716	1,748
3.95% 9/1/22	6,005	6,201
4.25% 9/1/24	12,867	13,465
5% 3/1/43	858	868
5.5% 3/1/44	6,002	6,385
5.625% 9/1/41	858	922
6.55% 9/15/40	2,573	3,031
Kinder Morgan, Inc.:
4.3% 3/1/28	8,551	8,907
5.2% 3/1/48	3,431	3,588
5.3% 12/1/34	7,334	8,014
Magellan Midstream Partners LP:
4.25% 9/15/46	4,718	4,670
5% 3/1/26	2,573	2,813
Marathon Oil Corp.:
3.85% 6/1/25	6,005	6,042
5.2% 6/1/45	4,289	4,574
Marathon Petroleum Corp.:
4.75% 12/15/23	4,903	5,237
5.125% 3/1/21	858	894
6.5% 3/1/41	858	1,043
MPLX LP:
4.125% 3/1/27	8,106	8,214
4.7% 4/15/48	16,727	15,852
4.8% 2/15/29	7,883	8,369
5.2% 3/1/47	5,250	5,365
Nexen, Inc. 5.875% 3/10/35	3,182	3,938
Noble Energy, Inc. 4.95% 8/15/47	11,838	12,116
Occidental Petroleum Corp.:
2.7% 2/15/23	5,147	5,131
3.125% 2/15/22	1,716	1,725
3.4% 4/15/26	2,917	2,921
4.1% 2/15/47	2,419	2,325
4.4% 4/15/46	4,375	4,341
ONEOK Partners LP 3.375% 10/1/22	4,289	4,353
ONEOK, Inc.:
4.95% 7/13/47	5,018	5,017
5.2% 7/15/48	2,591	2,689
Petro-Canada 6.8% 5/15/38	7,244	9,578
Petroleos Mexicanos:
3.5% 1/30/23	5,769	5,547
4.625% 9/21/23	8,938	8,882
4.875% 1/24/22	15,449	15,664
5.35% 2/12/28	8,304	7,735
5.5% 6/27/44	2,357	1,901
5.625% 1/23/46	4,872	3,966
6.35% 2/12/48	18,580	16,218
6.375% 1/23/45	8,921	7,832
6.5% 3/13/27	14,600	14,698
6.75% 9/21/47	11,354	10,250
Phillips 66 Co.:
4.875% 11/15/44	858	937
5.875% 5/1/42	8,149	9,723
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	6,176	6,191
4.65% 10/15/25	10,508	11,050
4.9% 2/15/45	1,630	1,568
5.75% 1/15/20	858	872
6.65% 1/15/37	2,398	2,736
Shell International Finance BV:
1.75% 9/12/21	5,576	5,502
2.125% 5/11/20	7,120	7,100
2.375% 8/21/22	2,573	2,566
3.25% 5/11/25	12,147	12,498
3.5% 11/13/23	6,005	6,252
4% 5/10/46	3,431	3,607
4.375% 5/11/45	11,409	12,594
6.375% 12/15/38	3,603	4,947
Spectra Energy Partners LP:
3.375% 10/15/26	13,991	13,936
4.75% 3/15/24	4,139	4,434
Suncor Energy, Inc.:
3.6% 12/1/24	6,078	6,261
4% 11/15/47	4,289	4,242
6.85% 6/1/39	1,716	2,288
Sunoco Logistics Partner Operations LP:
3.9% 7/15/26	6,451	6,415
5.3% 4/1/44	4,975	4,906
5.4% 10/1/47	4,718	4,764
The Williams Companies, Inc.:
4.55% 6/24/24	4,868	5,132
5.75% 6/24/44	1,630	1,780
Total Capital International SA:
2.1% 6/19/19	3,667	3,666
2.7% 1/25/23	1,630	1,638
2.75% 6/19/21	5,147	5,179
2.875% 2/17/22	3,581	3,623
3.455% 2/19/29	18,306	19,009
3.75% 4/10/24	1,716	1,806
TransCanada PipeLines Ltd.:
2.5% 8/1/22	4,289	4,257
4.75% 5/15/38	9,000	9,453
4.875% 1/15/26	4,289	4,666
4.875% 5/15/48	4,220	4,488
5.1% 3/15/49	3,000	3,275
6.1% 6/1/40	5,747	6,937
Transcontinental Gas Pipe Line Co. LLC:
4.45% 8/1/42	6,648	6,738
4.6% 3/15/48	3,431	3,503
Valero Energy Corp. 6.625% 6/15/37	4,649	5,645
Western Gas Partners LP:
4% 7/1/22	2,573	2,588
4.5% 3/1/28	6,005	5,898
4.75% 8/15/28	7,549	7,551
5.3% 3/1/48	6,005	5,536
Williams Partners LP:
3.35% 8/15/22	2,402	2,439
3.75% 6/15/27	20,039	20,289
3.9% 1/15/25	3,024	3,113
		977,012

TOTAL ENERGY		999,670

FINANCIALS - 7.9%
Banks - 4.0%
Australia & New Zealand Banking Group Ltd. 3.7% 11/16/25	5,696	5,979
Bank of America Corp.:
2.503% 10/21/22	7,720	7,678
2.625% 4/19/21	6,005	6,021
3.004% 12/20/23 (b)	9,089	9,144
3.248% 10/21/27	3,217	3,195
3.366% 1/23/26 (b)	9,093	9,170
3.419% 12/20/28 (b)	15,548	15,525
3.593% 7/21/28 (b)	9,522	9,620
3.705% 4/24/28 (b)	7,549	7,673
3.864% 7/23/24 (b)	20,845	21,613
3.974% 2/7/30 (b)	12,129	12,505
4% 4/1/24	4,172	4,374
4% 1/22/25	5,147	5,315
4.1% 7/24/23	6,005	6,299
4.183% 11/25/27	4,418	4,562
4.2% 8/26/24	7,291	7,636
4.25% 10/22/26	3,431	3,575
4.271% 7/23/29 (b)	15,449	16,329
4.33% 3/15/50 (b)	11,229	11,905
4.443% 1/20/48 (b)	13,082	14,085
4.45% 3/3/26	11,152	11,758
5% 1/21/44	4,606	5,345
Bank of Nova Scotia:
3.4% 2/11/24	20,459	21,049
4.375% 1/13/21	858	885
4.5% 12/16/25	13,622	14,498
Barclays PLC:
2.75% 11/8/19	8,578	8,566
3.25% 1/12/21	6,434	6,445
4.337% 1/10/28	4,804	4,804
4.375% 1/12/26	4,289	4,335
4.836% 5/9/28	8,235	8,205
4.95% 1/10/47	13,863	13,817
5.25% 8/17/45	4,804	5,009
BB&T Corp. 2.75% 4/1/22	7,609	7,657
BNP Paribas 2.375% 5/21/20	9,951	9,930
BPCE SA:
2.25% 1/27/20	3,431	3,422
2.5% 7/15/19	10,380	10,379
4% 4/15/24	1,716	1,794
Branch Banking & Trust Co. 3.8% 10/30/26	2,573	2,675
Capital One NA:
2.25% 9/13/21	7,720	7,649
2.4% 9/5/19	6,005	6,001
Citigroup, Inc.:
3 month U.S. LIBOR + 1.023% 4.044% 6/1/24 (b)(d)	17,156	17,829
3 month U.S. LIBOR + 1.151% 3.52% 10/27/28 (b)(d)	9,650	9,653
2.35% 8/2/21	18,100	18,004
2.5% 7/29/19	6,348	6,347
2.75% 4/25/22	12,515	12,522
3.142% 1/24/23 (b)	19,730	19,846
3.668% 7/24/28 (b)	6,502	6,593
3.7% 1/12/26	9,547	9,845
3.887% 1/10/28 (b)	3,860	3,972
3.98% 3/20/30 (b)	14,000	14,486
4.125% 7/25/28	13,245	13,590
4.4% 6/10/25	3,431	3,593
4.6% 3/9/26	5,147	5,435
4.75% 5/18/46	6,751	7,266
5.3% 5/6/44	1,716	1,971
5.5% 9/13/25	4,289	4,763
5.875% 1/30/42	1,437	1,837
8.125% 7/15/39	6,863	10,617
Citizens Bank NA 2.65% 5/26/22	17,482	17,481
Citizens Financial Group, Inc.:
2.375% 7/28/21	3,739	3,711
4.3% 12/3/25	1,622	1,692
Comerica, Inc. 3.8% 7/22/26	3,131	3,193
Commonwealth Bank of Australia 2.3% 3/12/20	6,476	6,464
Corporacion Andina de Fomento 4.375% 6/15/22	12,095	12,646
Credit Suisse Group Funding Guernsey Ltd.:
3.8% 9/15/22	10,748	11,056
3.8% 6/9/23	17,156	17,577
4.55% 4/17/26	7,291	7,727
4.875% 5/15/45	4,289	4,777
Credit Suisse New York Branch:
3% 10/29/21	2,573	2,591
3.625% 9/9/24	8,514	8,842
Discover Bank 4.2% 8/8/23	6,005	6,309
Export-Import Bank of Korea:
2.875% 1/21/25	6,519	6,568
5% 4/11/22	5,293	5,641
Fifth Third Bancorp:
2.6% 6/15/22	6,416	6,415
3.5% 3/15/22	1,415	1,446
8.25% 3/1/38	1,783	2,560
HSBC Holdings PLC:
2.65% 1/5/22	18,014	17,964
3.4% 3/8/21	9,093	9,200
3.803% 3/11/25 (b)	12,867	13,131
3.9% 5/25/26	9,436	9,658
4.25% 8/18/25	4,804	4,942
4.292% 9/12/26 (b)	14,454	15,031
4.375% 11/23/26	24,619	25,405
4.875% 1/14/22	8,664	9,143
5.1% 4/5/21	2,402	2,502
5.25% 3/14/44	3,946	4,371
6.5% 9/15/37	9,007	11,283
HSBC U.S.A., Inc.:
2.25% 6/23/19	5,683	5,682
3.5% 6/23/24	6,005	6,169
Huntington Bancshares, Inc.:
2.3% 1/14/22	15,441	15,329
3.15% 3/14/21	8,149	8,224
Japan Bank International Cooperation:
1.875% 7/21/26	3,260	3,137
2.125% 2/10/25	1,716	1,693
2.25% 11/4/26	4,486	4,411
2.375% 11/16/22	9,852	9,901
2.75% 1/21/26	2,720	2,766
2.875% 6/1/27	6,520	6,687
3.125% 7/20/21	3,386	3,459
3.25% 7/20/28	7,720	8,136
JPMorgan Chase & Co.:
2.25% 1/23/20	7,613	7,598
2.776% 4/25/23 (b)	4,289	4,295
2.95% 10/1/26	21,643	21,437
3.22% 3/1/25 (b)	14,960	15,142
3.25% 9/23/22	3,431	3,493
3.3% 4/1/26	7,720	7,816
3.375% 5/1/23	1,630	1,664
3.54% 5/1/28 (b)	14,583	14,745
3.559% 4/23/24 (b)	8,578	8,800
3.797% 7/23/24 (b)	11,881	12,279
3.875% 9/10/24	28,072	29,178
3.882% 7/24/38 (b)	3,860	3,889
3.9% 7/15/25	18,529	19,440
3.964% 11/15/48 (b)	8,063	8,168
4.005% 4/23/29 (b)	8,115	8,479
4.125% 12/15/26	5,040	5,290
4.203% 7/23/29 (b)	16,075	17,010
4.35% 8/15/21	1,716	1,780
4.5% 1/24/22	11,152	11,681
4.625% 5/10/21	1,287	1,338
4.85% 2/1/44	4,289	4,900
4.95% 6/1/45	2,187	2,478
5.5% 10/15/40	4,890	6,038
5.6% 7/15/41	1,287	1,609
5.625% 8/16/43	4,289	5,271
KeyBank NA 3.4% 5/20/26	4,289	4,346
KeyCorp. 2.9% 9/15/20	4,975	4,998
Lloyds Bank PLC:
3.5% 5/14/25	7,377	7,488
4.344% 1/9/48	12,867	12,011
4.65% 3/24/26	7,377	7,539
Lloyds Banking Group PLC 3.1% 7/6/21	8,578	8,622
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	4,289	4,249
2.998% 2/22/22	7,892	7,970
3.85% 3/1/26	5,644	5,953
3.961% 3/2/28	18,872	20,306
Mizuho Financial Group, Inc.:
2.953% 2/28/22	7,377	7,429
3.549% 3/5/23	10,294	10,586
National Australia Bank Ltd. 2.5% 5/22/22	8,578	8,566
Nordic Investment Bank 2.125% 2/1/22	3,260	3,271
Oesterreichische Kontrollbank:
2.375% 10/1/21	4,053	4,084
2.875% 9/7/21	3,607	3,676
PNC Bank NA:
2.6% 7/21/20	5,730	5,743
2.625% 2/17/22	10,294	10,326
PNC Financial Services Group, Inc. 3.9% 4/29/24	4,847	5,065
PNC Funding Corp. 6.7% 6/10/19	2,145	2,146
Rabobank (Netherlands) NV:
3.95% 11/9/22	4,546	4,667
4.5% 1/11/21	858	886
5.25% 5/24/41	2,573	3,188
Rabobank Nederland:
3.75% 7/21/26	16,513	16,494
4.375% 8/4/25	5,147	5,329
Rabobank Nederland New York Branch:
2.75% 1/10/23	14,583	14,608
3.375% 5/21/25	3,217	3,323
Regions Financial Corp.:
2.75% 8/14/22	6,502	6,514
3.2% 2/8/21	18,949	19,091
Royal Bank of Canada:
2.15% 3/6/20	5,640	5,629
2.75% 2/1/22	11,152	11,261
4.65% 1/27/26	11,143	12,004
Royal Bank of Scotland Group PLC:
3.498% 5/15/23 (b)	8,780	8,750
3.875% 9/12/23	3,260	3,281
4.8% 4/5/26	5,662	5,936
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	9,367	9,441
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	4,911	4,909
2.45% 1/16/20	4,289	4,287
3.4% 7/11/24	4,911	5,065
Sumitomo Mitsui Financial Group, Inc.:
2.442% 10/19/21	12,867	12,811
2.778% 10/18/22	6,476	6,479
2.784% 7/12/22	8,998	9,050
2.846% 1/11/22	9,093	9,153
3.102% 1/17/23	7,720	7,834
3.936% 10/16/23	13,451	14,114
SunTrust Banks, Inc. 3.3% 5/15/26	6,519	6,563
Synchrony Bank 3% 6/15/22	6,005	6,000
The Toronto-Dominion Bank:
2.5% 12/14/20	12,027	12,052
3.5% 7/19/23	8,578	8,912
U.S. Bancorp:
2.625% 1/24/22	11,902	11,962
3.1% 4/27/26	7,720	7,783
4.125% 5/24/21	2,573	2,655
Wells Fargo & Co.:
2.1% 7/26/21	8,578	8,487
2.6% 7/22/20	6,554	6,561
2.625% 7/22/22	12,678	12,644
3% 10/23/26	17,439	17,275
3.3% 9/9/24	3,967	4,042
3.45% 2/13/23	3,152	3,205
3.55% 9/29/25	3,637	3,739
3.75% 1/24/24	24,259	25,191
3.9% 5/1/45	4,083	4,161
4.1% 6/3/26	2,766	2,867
4.4% 6/14/46	6,125	6,329
4.48% 1/16/24	3,273	3,466
4.75% 12/7/46	13,725	14,796
4.9% 11/17/45	2,376	2,626
5.375% 11/2/43	1,587	1,844
5.606% 1/15/44	9,762	11,622
Westpac Banking Corp.:
2% 8/19/21	7,360	7,274
2.3% 5/26/20	2,573	2,568
2.5% 6/28/22	21,814	21,813
2.85% 5/13/26	4,075	4,058
3.3% 2/26/24	12,867	13,169
4.875% 11/19/19	3,174	3,209
Zions Bancorp NA 4.5% 6/13/23	178	186
		1,638,870
Capital Markets - 1.3%
Affiliated Managers Group, Inc. 3.5% 8/1/25	4,075	4,175
Bank New York Mellon Corp.:
2.6% 2/7/22	8,578	8,602
2.8% 5/4/26	4,829	4,820
2.95% 1/29/23	12,867	13,020
BlackRock, Inc.:
3.5% 3/18/24	2,488	2,604
4.25% 5/24/21	5,576	5,788
Brighthouse Financial, Inc. 4.7% 6/22/47	8,149	6,516
Deutsche Bank AG 4.5% 4/1/25	2,573	2,414
Deutsche Bank AG New York Branch:
2.95% 8/20/20	8,407	8,348
3.3% 11/16/22	7,892	7,672
3.7% 5/30/24	8,407	8,157
3.95% 2/27/23	14,800	14,608
4.1% 1/13/26	18,700	18,166
Eaton Vance Corp. 3.625% 6/15/23	2,423	2,513
Franklin Resources, Inc. 2.85% 3/30/25	3,260	3,290
Goldman Sachs Group, Inc.:
2.35% 11/15/21	23,547	23,314
2.55% 10/23/19	9,436	9,436
3% 4/26/22	14,343	14,389
3.2% 2/23/23	19,876	20,101
3.5% 1/23/25	4,289	4,347
3.625% 1/22/23	7,720	7,925
3.625% 2/20/24	9,007	9,238
3.75% 2/25/26	4,992	5,093
3.85% 7/8/24	3,260	3,372
3.85% 1/26/27	25,940	26,505
4.25% 10/21/25	4,289	4,444
4.75% 10/21/45	13,536	14,827
5.25% 7/27/21	3,860	4,059
5.75% 1/24/22	3,689	3,966
5.95% 1/15/27	12,867	14,739
6% 6/15/20	1,415	1,463
6.75% 10/1/37	12,747	16,051
IntercontinentalExchange, Inc.:
3.75% 12/1/25	4,932	5,186
3.75% 9/21/28	8,003	8,486
4% 10/15/23	3,217	3,392
Merrill Lynch & Co., Inc. 7.75% 5/14/38	3,581	5,071
Morgan Stanley:
3 month U.S. LIBOR + 1.431% 4.457% 4/22/39 (b)(d)	6,485	6,932
2.375% 7/23/19	6,476	6,473
2.625% 11/17/21	14,909	14,829
2.65% 1/27/20	9,436	9,435
2.75% 5/19/22	10,294	10,295
3.125% 1/23/23	52,498	52,966
3.125% 7/27/26	4,804	4,771
3.591% 7/22/28 (b)	7,291	7,362
3.7% 10/23/24	5,147	5,325
3.75% 2/25/23	5,812	6,003
3.875% 4/29/24	12,593	13,141
3.875% 1/27/26	4,504	4,680
3.95% 4/23/27	16,324	16,659
3.971% 7/22/38 (b)	5,361	5,385
4.3% 1/27/45	1,716	1,797
4.375% 1/22/47	9,522	10,166
5.5% 7/28/21	2,917	3,086
5.625% 9/23/19	1,716	1,731
5.75% 1/25/21	4,289	4,496
6.375% 7/24/42	2,488	3,337
7.25% 4/1/32	858	1,166
State Street Corp. 2.65% 5/19/26	6,476	6,432
The Bank of New York Mellon Corp. 2.6% 8/17/20	8,063	8,078
		520,642
Consumer Finance - 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	8,106	8,153
3.65% 7/21/27	3,860	3,701
3.875% 1/23/28	13,468	13,020
4.45% 12/16/21	7,206	7,431
4.45% 10/1/25	8,449	8,722
4.5% 5/15/21	12,095	12,424
4.625% 7/1/22	8,106	8,438
4.875% 1/16/24	7,334	7,752
American Express Co.:
2.5% 8/1/22	10,774	10,724
4.05% 12/3/42	5,983	6,359
Capital One Bank U.S.A. NA 3.375% 2/15/23	2,079	2,097
Capital One Financial Corp.:
3.2% 1/30/23	11,941	12,082
3.75% 7/28/26	8,364	8,283
3.75% 3/9/27	19,901	19,892
3.8% 1/31/28	11,152	11,150
4.75% 7/15/21	3,431	3,580
Caterpillar Financial Services Corp.:
1.7% 8/9/21	8,055	7,926
2% 3/5/20	3,345	3,335
2.1% 6/9/19	1,373	1,373
2.25% 12/1/19	5,662	5,658
2.4% 8/9/26	2,445	2,366
2.85% 6/1/22	3,431	3,471
Discover Financial Services:
4.5% 1/30/26	16,142	16,870
5.2% 4/27/22	858	913
Ford Motor Credit Co. LLC:
3.2% 1/15/21	3,088	3,081
3.219% 1/9/22	3,002	2,965
3.336% 3/18/21	3,646	3,630
3.815% 11/2/27	9,119	8,379
4.134% 8/4/25	6,005	5,752
4.25% 9/20/22	1,544	1,564
4.375% 8/6/23	3,431	3,450
4.389% 1/8/26	2,822	2,744
5.584% 3/18/24	8,578	8,931
5.875% 8/2/21	9,758	10,206
John Deere Capital Corp.:
2.05% 3/10/20	6,584	6,562
2.55% 1/8/21	8,922	8,938
2.65% 6/24/24	8,973	8,981
2.65% 6/10/26	4,289	4,219
2.7% 1/6/23	8,578	8,629
2.8% 1/27/23	4,289	4,324
2.8% 3/6/23	2,788	2,813
2.8% 9/8/27	6,005	5,966
3.45% 3/7/29	17,156	17,839
Synchrony Financial:
2.7% 2/3/20	6,863	6,860
3% 8/15/19	2,655	2,655
3.7% 8/4/26	4,051	3,901
4.375% 3/19/24	9,655	9,926
5.15% 3/19/29	23,364	24,245
Toyota Motor Credit Corp.:
1.9% 4/8/21	1,716	1,699
2.125% 7/18/19	8,921	8,916
2.15% 3/12/20	5,790	5,780
2.6% 1/11/22	6,863	6,894
2.7% 1/11/23	8,578	8,636
2.75% 5/17/21	2,230	2,247
3.35% 1/8/24	12,000	12,408
		398,860
Diversified Financial Services - 1.0%
AB Svensk Exportkredit 2.375% 3/9/22	4,804	4,848
Berkshire Hathaway Finance Corp.:
4.2% 8/15/48	10,182	10,888
5.75% 1/15/40	4,289	5,462
Berkshire Hathaway, Inc.:
3.125% 3/15/26	9,865	10,035
4.5% 2/11/43	1,716	1,913
BP Capital Markets America, Inc.:
3.017% 1/16/27	8,149	8,082
3.224% 4/14/24	13,000	13,270
3.245% 5/6/22	6,648	6,805
4.5% 10/1/20	1,716	1,762
Brixmor Operating Partnership LP:
3.25% 9/15/23	4,023	4,026
3.9% 3/15/27	4,838	4,896
4.125% 6/15/26	6,476	6,635
4.125% 5/15/29	5,791	5,888
Broadcom Corp./Broadcom Cayman LP:
3% 1/15/22	10,508	10,450
3.5% 1/15/28	6,005	5,493
3.875% 1/15/27	6,948	6,608
Cigna Corp.:
4.125% 11/15/25 (c)	8,454	8,831
4.375% 10/15/28 (c)	22,775	23,907
4.8% 8/15/38 (c)	20,219	20,686
4.9% 12/15/48 (c)	7,304	7,474
Export Development Canada 2.75% 3/15/23	12,265	12,590
GE Capital International Funding Co.:
2.342% 11/15/20	4,884	4,836
3.373% 11/15/25	24,705	24,507
4.418% 11/15/35	17,361	16,505
General Electric Capital Corp.:
4.65% 10/17/21	1,720	1,787
5.875% 1/14/38	3,838	4,230
6.875% 1/10/39	983	1,197
ING U.S., Inc. 5.7% 7/15/43	3,217	3,850
KfW:
1.5% 4/20/20	2,423	2,407
1.5% 6/15/21	25,614	25,351
1.75% 10/15/19	13,360	13,329
1.875% 6/30/20	4,864	4,847
2% 5/2/25	3,281	3,269
2.125% 3/7/22	7,019	7,047
2.125% 1/17/23	10,294	10,348
2.375% 12/29/22	15,217	15,428
2.5% 11/20/24	8,943	9,152
2.75% 10/1/20	3,581	3,611
2.875% 4/3/28	13,176	13,784
3.125% 12/15/21	16,556	17,020
4% 1/27/20	2,573	2,600
4.875% 6/17/19	21,445	21,464
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	7,291	7,087
2.5% 11/15/27	7,583	7,748
Voya Financial, Inc. 3.65% 6/15/26	13,544	13,681
		415,634
Insurance - 0.6%
ACE INA Holdings, Inc.:
3.35% 5/3/26	3,620	3,725
4.35% 11/3/45	3,431	3,862
5.9% 6/15/19	2,573	2,575
AFLAC, Inc. 4% 10/15/46	3,243	3,310
Allstate Corp.:
3.28% 12/15/26	4,049	4,181
4.2% 12/15/46	6,485	6,953
American International Group, Inc.:
3.375% 8/15/20	4,954	5,002
3.75% 7/10/25	2,445	2,497
3.875% 1/15/35	2,316	2,229
3.9% 4/1/26	3,234	3,313
4.2% 4/1/28	15,912	16,506
4.5% 7/16/44	7,613	7,679
4.7% 7/10/35	4,975	5,226
4.75% 4/1/48	3,431	3,575
4.875% 6/1/22	7,720	8,193
6.4% 12/15/20	2,488	2,627
Aon PLC:
3.5% 6/14/24	1,716	1,760
4% 11/27/23	2,573	2,692
4.6% 6/14/44	1,373	1,437
4.75% 5/15/45	5,044	5,416
Baylor Scott & White Holdings 3.967% 11/15/46	2,145	2,233
Hartford Financial Services Group, Inc.:
4.4% 3/15/48	8,329	8,745
5.125% 4/15/22	4,075	4,349
Lincoln National Corp. 3.625% 12/12/26	5,147	5,307
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19	3,303	3,300
2.35% 3/6/20	4,075	4,068
3.5% 6/3/24	1,630	1,678
3.875% 3/15/24	8,149	8,530
4.05% 10/15/23	5,812	6,086
4.2% 3/1/48	4,178	4,234
4.35% 1/30/47	2,402	2,492
4.375% 3/15/29	6,605	7,095
4.9% 3/15/49	7,978	9,002
MetLife, Inc.:
4.6% 5/13/46	1,716	1,913
4.721% 12/15/44 (b)	4,289	4,796
5.875% 2/6/41	2,059	2,629
Principal Financial Group, Inc. 4.3% 11/15/46	6,863	7,085
Progressive Corp. 2.45% 1/15/27	4,066	3,950
Prudential Financial, Inc.:
3.878% 3/27/28	5,490	5,851
3.905% 12/7/47	472	467
3.935% 12/7/49	9,195	9,166
4.35% 2/25/50	6,657	7,110
4.418% 3/27/48	5,447	5,872
5.7% 12/14/36	326	404
7.375% 6/15/19	2,573	2,577
The Chubb Corp. 6.5% 5/15/38	3,011	4,202
The Travelers Companies, Inc.:
4.3% 8/25/45	1,252	1,374
6.25% 6/15/37	7,163	9,694
		226,967

TOTAL FINANCIALS		3,200,973

HEALTH CARE - 2.7%
Biotechnology - 0.4%
AbbVie, Inc.:
2.3% 5/14/21	2,342	2,329
2.5% 5/14/20	6,090	6,081
2.9% 11/6/22	4,890	4,901
3.6% 5/14/25	7,720	7,869
4.25% 11/14/28	7,111	7,371
4.3% 5/14/36	5,370	5,241
4.4% 11/6/42	4,096	3,889
4.45% 5/14/46	6,005	5,662
4.7% 5/14/45	7,703	7,424
Amgen, Inc.:
2.6% 8/19/26	9,007	8,682
3.125% 5/1/25	1,716	1,734
3.875% 11/15/21	8,235	8,452
4.4% 5/1/45	8,518	8,568
4.663% 6/15/51	10,700	11,147
Celgene Corp.:
2.875% 8/15/20	3,000	3,015
3.875% 8/15/25	9,500	9,985
4.35% 11/15/47	5,500	5,803
4.55% 2/20/48	15,000	16,333
5% 8/15/45	4,300	5,008
Gilead Sciences, Inc.:
2.55% 9/1/20	4,066	4,067
3.65% 3/1/26	5,301	5,499
4.15% 3/1/47	10,671	10,595
4.75% 3/1/46	9,436	10,163
		159,818
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories:
2.9% 11/30/21	9,736	9,831
3.75% 11/30/26	5,981	6,316
4.75% 11/30/36	3,860	4,395
4.9% 11/30/46	8,921	10,531
Becton, Dickinson & Co.:
2.675% 12/15/19	5,022	5,018
3.363% 6/6/24	8,578	8,707
3.7% 6/6/27	17,208	17,638
4.685% 12/15/44	11,924	12,832
Boston Scientific Corp.:
3.45% 3/1/24	3,989	4,083
4% 3/1/28	17,156	17,962
4% 3/1/29	9,264	9,648
4.7% 3/1/49	7,978	8,617
Danaher Corp. 2.4% 9/15/20	6,314	6,308
Medtronic Global Holdings SCA 3.35% 4/1/27	12,567	12,984
Medtronic, Inc. 4.625% 3/15/45	11,087	12,788
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	9,762	9,894
		157,552
Health Care Providers & Services - 0.9%
Aetna, Inc.:
2.8% 6/15/23	12,867	12,789
4.125% 6/1/21	6,005	6,151
4.125% 11/15/42	9,733	8,811
Anthem, Inc.:
3.65% 12/1/27	19,730	19,904
4.375% 12/1/47	3,860	3,855
Cardinal Health, Inc. 4.368% 6/15/47	11,915	10,523
Catholic Health Initiatives 4.35% 11/1/42	1,716	1,727
Childrens Hosp Medical Ctr 4.268% 5/15/44	2,848	3,198
Cigna Corp. 3.75% 7/15/23 (c)	16,037	16,456
Cigna Holding Co. 4% 2/15/22	3,946	4,057
CVS Health Corp.:
2.25% 8/12/19	3,217	3,214
2.8% 7/20/20	7,206	7,215
2.875% 6/1/26	6,434	6,164
3.7% 3/9/23	18,078	18,478
3.875% 7/20/25	3,997	4,097
4.1% 3/25/25	14,711	15,229
4.3% 3/25/28	20,502	21,127
4.875% 7/20/35	2,659	2,727
5.05% 3/25/48	23,504	23,891
5.125% 7/20/45	7,557	7,699
5.3% 12/5/43	3,767	3,943
Express Scripts Holding Co.:
2.25% 6/15/19	3,260	3,259
3% 7/15/23	8,578	8,604
4.5% 2/25/26	10,002	10,612
4.8% 7/15/46	6,519	6,525
6.125% 11/15/41	2,573	3,067
Express Scripts, Inc. 7.25% 6/15/19	1,716	1,718
Humana, Inc. 4.95% 10/1/44	2,145	2,240
Kaiser Foundation Hospitals 4.875% 4/1/42	1,544	1,869
McKesson Corp.:
3.796% 3/15/24	4,289	4,423
4.883% 3/15/44	4,289	4,433
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	2,573	2,946
New York & Presbyterian Hospital:
4.024% 8/1/45	3,002	3,231
4.063% 8/1/56	2,256	2,427
NYU Hospitals Center 4.784% 7/1/44	6,519	7,698
Partners Healthcare System, Inc. 4.117% 7/1/55	3,002	3,232
UnitedHealth Group, Inc.:
2.3% 12/15/19	7,399	7,392
2.7% 7/15/20	5,147	5,159
2.875% 12/15/21	2,209	2,231
3.375% 4/15/27	4,632	4,744
3.5% 6/15/23	7,635	7,888
3.75% 7/15/25	3,002	3,154
3.75% 10/15/47	8,201	8,070
3.85% 6/15/28	9,959	10,541
3.875% 12/15/28	12,859	13,661
4.2% 1/15/47	3,088	3,242
4.375% 3/15/42	10,122	10,895
4.75% 7/15/45	1,433	1,623
WellPoint, Inc.:
3.3% 1/15/23	1,716	1,742
4.625% 5/15/42	2,230	2,320
4.65% 1/15/43	1,716	1,778
		351,979
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
3% 4/15/23	4,006	4,053
4.15% 2/1/24	3,756	3,980
5.3% 2/1/44	4,992	5,877
		13,910
Pharmaceuticals - 1.0%
Actavis Funding SCS:
3% 3/12/20	23,247	23,273
3.45% 3/15/22	15,462	15,551
3.8% 3/15/25	7,566	7,611
4.55% 3/15/35	5,704	5,536
4.75% 3/15/45	5,430	5,241
Allergan PLC 3.25% 10/1/22	2,573	2,572
AstraZeneca PLC:
4.375% 11/16/45	6,468	6,783
4.375% 8/17/48	10,610	11,168
6.45% 9/15/37	2,788	3,607
Bayer U.S. Finance II LLC:
2.125% 7/15/19 (c)	6,398	6,392
2.75% 7/15/21 (c)	5,453	5,429
2.85% 4/15/25 (c)	3,281	3,040
3.95% 4/15/45 (c)	1,192	1,000
Bristol-Myers Squibb Co.:
2.9% 7/26/24 (c)	9,765	9,893
3.2% 6/15/26 (c)	3,500	3,589
3.25% 8/1/42	2,402	2,164
3.4% 7/26/29 (c)	15,750	16,187
4.125% 6/15/39 (c)	2,450	2,552
4.25% 10/26/49 (c)	10,400	10,996
Eli Lilly & Co. 3.95% 5/15/47	4,718	4,950
GlaxoSmithKline Capital PLC 3% 6/1/24	10,000	10,149
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	6,192	8,300
Johnson & Johnson:
1.65% 3/1/21	3,234	3,194
2.45% 3/1/26	4,795	4,729
3.4% 1/15/38	8,003	7,975
3.5% 1/15/48	5,147	5,160
3.625% 3/3/37	3,431	3,513
4.5% 12/5/43	5,683	6,595
4.85% 5/15/41	3,654	4,332
Merck & Co., Inc.:
1.85% 2/10/20	7,720	7,695
2.4% 9/15/22	1,716	1,722
2.9% 3/7/24	9,850	10,062
3.6% 9/15/42	1,716	1,719
3.7% 2/10/45	5,490	5,541
3.875% 1/15/21	858	876
Mylan NV:
3.15% 6/15/21	1,716	1,707
3.95% 6/15/26	2,428	2,283
5.2% 4/15/48	2,573	2,312
5.25% 6/15/46	2,831	2,576
Novartis Capital Corp.:
2.4% 5/17/22	9,951	9,949
2.4% 9/21/22	3,217	3,214
3% 11/20/25	8,981	9,134
3.1% 5/17/27	5,053	5,134
3.7% 9/21/42	2,423	2,480
4% 11/20/45	4,495	4,748
Perrigo Co. PLC 3.5% 3/15/21	1,446	1,439
Perrigo Finance PLC:
4.375% 3/15/26	2,659	2,614
4.9% 12/15/44	1,946	1,668
Pfizer, Inc.:
2.95% 3/15/24	4,032	4,125
3% 12/15/26	5,747	5,818
3.2% 9/15/23	10,911	11,220
3.45% 3/15/29	7,146	7,443
3.9% 3/15/39	5,404	5,681
4% 12/15/36	8,149	8,599
4.125% 12/15/46	2,822	3,034
4.2% 9/15/48	6,691	7,287
4.4% 5/15/44	3,594	3,973
7.2% 3/15/39	4,632	6,873
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	9,728	9,641
2.875% 9/23/23	8,106	8,052
3.2% 9/23/26	33,609	33,080
Zoetis, Inc.:
3.25% 2/1/23	4,289	4,355
3.95% 9/12/47	1,716	1,724
4.7% 2/1/43	1,115	1,245
		400,504

TOTAL HEALTH CARE		1,083,763

INDUSTRIALS - 1.6%
Aerospace & Defense - 0.4%
General Dynamics Corp.:
3% 5/11/21	4,975	5,037
3.375% 5/15/23	8,149	8,444
3.75% 5/15/28	8,063	8,609
Lockheed Martin Corp.:
3.55% 1/15/26	6,519	6,810
4.09% 9/15/52	8,199	8,594
Northrop Grumman Corp.:
3.25% 1/15/28	7,206	7,212
3.85% 4/15/45	1,608	1,557
4.03% 10/15/47	16,153	16,370
4.75% 6/1/43	3,431	3,841
Raytheon Co.:
3.125% 10/15/20	1,716	1,733
3.15% 12/15/24	7,635	7,895
4.875% 10/15/40	858	1,029
Rockwell Collins, Inc.:
2.8% 3/15/22	7,291	7,295
4.35% 4/15/47	5,662	5,797
The Boeing Co.:
2.125% 3/1/22	3,225	3,193
2.5% 3/1/25	3,946	3,892
2.8% 3/1/23	4,238	4,263
3.625% 3/1/48	3,431	3,296
3.65% 3/1/47	2,368	2,311
6.875% 3/15/39	2,831	4,012
United Technologies Corp.:
2.3% 5/4/22	8,578	8,541
2.65% 11/1/26	4,118	4,026
3.1% 6/1/22	2,466	2,499
3.65% 8/16/23	16,710	17,336
3.75% 11/1/46	3,303	3,148
4.05% 5/4/47	1,999	2,026
4.125% 11/16/28	12,618	13,384
4.5% 4/15/20	3,431	3,486
4.5% 6/1/42	6,331	6,720
4.625% 11/16/48	6,005	6,532
5.7% 4/15/40	1,716	2,062
		180,950
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.3% 2/1/20	9,736	9,711
3.2% 2/1/25	3,277	3,344
3.9% 2/1/35	5,061	4,927
4.4% 1/15/47	6,863	6,617
4.55% 4/1/46	1,287	1,275
4.95% 10/17/48	3,423	3,547
United Parcel Service, Inc.:
2.4% 11/15/26	6,434	6,281
3.4% 11/15/46	2,273	2,111
3.75% 11/15/47	5,301	5,127
6.2% 1/15/38	2,145	2,831
		45,771
Airlines - 0.1%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	1,643	1,705
American Airlines, Inc. equipment trust certificate 3.2% 6/15/28	6,019	5,954
Continental Airlines, Inc. 4% 10/29/24	2,917	3,002
United Airlines 2015-1 Class AA Pass Through Trust 3.45% 12/1/27	533	536
United Airlines Pass-through Trust equipment trust certificate 3.1% 1/7/30	7,464	7,446
		18,643
Commercial Services & Supplies - 0.1%
FMS Wertmanagement AoeR 1.375% 6/8/21	8,063	7,954
Republic Services, Inc.:
2.9% 7/1/26	3,620	3,577
3.2% 3/15/25	9,672	9,861
3.95% 5/15/28	9,007	9,555
5.5% 9/15/19	3,431	3,455
Waste Management, Inc.:
2.4% 5/15/23	4,546	4,510
2.9% 9/15/22	5,726	5,793
		44,705
Electrical Equipment - 0.0%
Eaton Corp.:
2.75% 11/2/22	4,911	4,922
4% 11/2/32	1,630	1,759
4.15% 11/2/42	1,630	1,687
Fortive Corp. 2.35% 6/15/21	5,662	5,630
General Electric Capital Corp. 6.15% 8/7/37	467	532
		14,530
Industrial Conglomerates - 0.2%
3M Co.:
2% 6/26/22	3,431	3,409
2.875% 10/15/27	3,431	3,411
3.125% 9/19/46	2,368	2,143
Covidien International Finance SA 3.2% 6/15/22	1,844	1,885
Danaher Corp. 4.375% 9/15/45	2,033	2,130
General Electric Co.:
3.375% 3/11/24	4,718	4,776
4.5% 3/11/44	26,052	24,533
Honeywell International, Inc.:
2.5% 11/1/26	6,142	6,042
3.812% 11/21/47	1,201	1,244
Roper Technologies, Inc.:
2.8% 12/15/21	5,670	5,677
3.8% 12/15/26	7,291	7,508
		62,758
Machinery - 0.2%
Caterpillar Financial Services Corp.:
2.4% 6/6/22	8,578	8,565
3.45% 5/15/23	12,009	12,433
Caterpillar, Inc.:
2.6% 6/26/22	5,147	5,175
3.803% 8/15/42	2,145	2,221
5.3% 9/15/35	6,005	7,184
Deere & Co. 5.375% 10/16/29	858	1,034
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	4,369	4,364
3.8% 3/21/29	12,310	12,591
4.65% 11/1/44	5,147	5,461
Parker Hannifin Corp.:
3.25% 3/1/27	4,847	4,884
4.1% 3/1/47	4,855	4,991
		68,903
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	6,005	5,930
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	4,289	4,319
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,402	2,442
3.05% 3/15/22	8,578	8,717
3.25% 6/15/27	6,434	6,677
3.9% 8/1/46	3,980	4,074
4.05% 6/15/48	5,147	5,412
4.125% 6/15/47	2,445	2,589
4.15% 4/1/45	1,458	1,550
4.375% 9/1/42	3,860	4,185
4.55% 9/1/44	2,573	2,866
4.9% 4/1/44	3,431	3,988
Canadian National Railway Co.:
2.85% 12/15/21	4,289	4,327
3.2% 8/2/46	2,831	2,681
CSX Corp.:
3.25% 6/1/27	4,289	4,313
3.4% 8/1/24	3,967	4,113
3.8% 11/1/46	4,907	4,736
3.95% 5/1/50	3,067	2,981
4.1% 3/15/44	5,812	5,912
4.5% 3/15/49	8,321	8,879
4.75% 11/15/48	4,967	5,522
Norfolk Southern Corp.:
3% 4/1/22	6,434	6,517
3.25% 12/1/21	4,289	4,354
3.65% 8/1/25	10,294	10,785
3.95% 10/1/42	1,630	1,628
4.65% 1/15/46	2,796	3,067
Union Pacific Corp.:
2.75% 3/1/26	5,713	5,652
3% 4/15/27	4,289	4,286
3.35% 8/15/46	4,049	3,654
3.6% 9/15/37	2,831	2,769
3.7% 3/1/29	7,875	8,231
3.799% 10/1/51	2,402	2,285
4.5% 9/10/48	8,063	8,766
		152,277
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.625% 7/1/22	8,081	8,003
2.75% 1/15/23	8,578	8,471
3.375% 6/1/21	12,030	12,144
3.625% 12/1/27	8,200	7,916
3.75% 2/1/22	3,277	3,343
4.25% 2/1/24	11,290	11,729
		51,606

TOTAL INDUSTRIALS		646,073

INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
1.85% 9/20/21	8,664	8,553
2.2% 9/20/23	6,442	6,384
2.5% 9/20/26	4,289	4,228
3.5% 6/15/25	3,663	3,857
4.45% 1/15/20	1,716	1,737
5.9% 2/15/39	10,651	14,155
		38,914
Electronic Equipment & Components - 0.2%
Corning, Inc. 4.75% 3/15/42	4,289	4,584
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4% 7/15/24 (c)	9,865	9,921
4.42% 6/15/21 (c)	14,720	15,085
4.9% 10/1/26 (c)	8,106	8,296
5.3% 10/1/29 (c)	21,591	22,125
6.02% 6/15/26 (c)	13,845	14,909
8.35% 7/15/46 (c)	5,053	6,176
Tyco Electronics Group SA:
2.35% 8/1/19	4,289	4,286
3.45% 8/1/24	3,131	3,212
7.125% 10/1/37	2,123	2,858
		91,452
IT Services - 0.2%
IBM Corp.:
2.5% 1/27/22	6,691	6,681
3% 5/15/24	10,300	10,392
3.5% 5/15/29	14,550	14,776
3.625% 2/12/24	8,578	8,875
4.25% 5/15/49	9,300	9,413
4.7% 2/19/46	4,246	4,659
IBM Credit LLC 2.2% 9/8/22	7,720	7,617
MasterCard, Inc. 3.8% 11/21/46	3,260	3,388
Visa, Inc.:
2.2% 12/14/20	4,890	4,882
2.75% 9/15/27	10,225	10,220
3.15% 12/14/25	7,729	7,975
4.3% 12/14/45	5,696	6,464
		95,342
Semiconductors & Semiconductor Equipment - 0.2%
Applied Materials, Inc. 4.35% 4/1/47	11,083	11,878
Broadcom, Inc. 4.75% 4/15/29 (c)	14,670	14,461
Intel Corp.:
2.35% 5/11/22	14,583	14,578
3.3% 10/1/21	12,867	13,117
3.734% 12/8/47	2,802	2,798
4.1% 5/19/46	6,005	6,288
4.1% 5/11/47	2,059	2,170
Qualcomm, Inc.:
2.6% 1/30/23	6,434	6,381
4.3% 5/20/47	8,664	8,759
Texas Instruments, Inc.:
1.75% 5/1/20	3,260	3,242
4.15% 5/15/48	3,431	3,751
		87,423
Software - 0.6%
Microsoft Corp.:
1.55% 8/8/21	17,294	17,044
2.4% 2/6/22	24,019	24,110
2.7% 2/12/25	14,733	14,898
2.875% 2/6/24	10,000	10,219
3.45% 8/8/36	5,233	5,347
3.625% 12/15/23	22,432	23,539
3.7% 8/8/46	14,351	14,924
3.95% 8/8/56	4,289	4,588
4.1% 2/6/37	15,218	16,833
4.2% 6/1/19	1,716	1,716
4.25% 2/6/47	5,988	6,786
4.45% 11/3/45	10,783	12,432
5.3% 2/8/41	1,287	1,644
Oracle Corp.:
1.9% 9/15/21	7,206	7,115
2.25% 10/8/19	4,053	4,048
2.5% 5/15/22	8,235	8,244
2.625% 2/15/23	8,578	8,561
2.65% 7/15/26	7,720	7,590
2.95% 5/15/25	4,289	4,320
3.25% 11/15/27	14,669	14,933
3.4% 7/8/24	4,053	4,185
3.85% 7/15/36	8,690	8,860
4% 7/15/46	8,407	8,482
4% 11/15/47	4,289	4,328
4.125% 5/15/45	2,573	2,639
4.3% 7/8/34	3,324	3,599
5.375% 7/15/40	10,723	12,928
		253,912
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
2.1% 9/12/22	7,291	7,230
2.15% 2/9/22	4,289	4,274
2.25% 2/23/21	12,867	12,866
2.3% 5/11/22	6,863	6,858
2.4% 1/13/23	25,734	25,695
2.45% 8/4/26	17,671	17,177
2.7% 5/13/22	5,704	5,761
2.9% 9/12/27	12,052	12,049
3% 11/13/27	8,578	8,613
3.2% 5/13/25	8,998	9,249
3.2% 5/11/27	4,778	4,865
3.75% 11/13/47	5,983	5,993
3.85% 5/4/43	11,152	11,295
4.25% 2/9/47	2,145	2,292
4.375% 5/13/45	4,023	4,383
4.5% 2/23/36	7,943	8,936
4.65% 2/23/46	4,847	5,497
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (b)	6,116	6,188
4.9% 10/15/25 (b)	8,364	8,921
6.2% 10/15/35 (b)	3,337	3,646
6.35% 10/15/45 (b)	1,613	1,719
HP, Inc.:
4.3% 6/1/21	2,385	2,460
6% 9/15/41	1,287	1,392
Xerox Corp.:
4.5% 5/15/21	3,431	3,468
5.625% 12/15/19	858	868
		181,695

TOTAL INFORMATION TECHNOLOGY		748,738

MATERIALS - 0.7%
Chemicals - 0.5%
Air Products & Chemicals, Inc. 4.375% 8/21/19	858	861
DowDuPont, Inc.:
4.205% 11/15/23	12,181	12,833
4.725% 11/15/28	14,707	16,065
Eastman Chemical Co. 4.65% 10/15/44	2,573	2,527
Ecolab, Inc.:
2.25% 1/12/20	3,238	3,234
2.7% 11/1/26	5,662	5,591
3.95% 12/1/47	2,856	3,005
5.5% 12/8/41	350	443
LYB International Finance BV:
4% 7/15/23	4,825	5,010
4.875% 3/15/44	5,018	5,013
LYB International Finance II BV 3.5% 3/2/27	20,991	20,398
LyondellBasell Industries NV 4.625% 2/26/55	3,208	2,974
Nutrien Ltd.:
4% 12/15/26	9,779	9,961
4.2% 4/1/29	4,437	4,618
4.875% 3/30/20	1,287	1,309
5% 4/1/49	7,724	8,029
5.25% 1/15/45	3,002	3,184
5.625% 12/1/40	1,544	1,731
Praxair, Inc.:
2.2% 8/15/22	1,716	1,712
2.45% 2/15/22	3,989	4,006
3.2% 1/30/26	5,439	5,534
3.55% 11/7/42	1,716	1,715
Sherwin-Williams Co.:
2.75% 6/1/22	4,066	4,060
3.45% 6/1/27	9,204	9,200
4.5% 6/1/47	7,317	7,255
The Dow Chemical Co.:
3% 11/15/22	4,203	4,239
3.15% 5/15/24 (c)	6,190	6,219
3.625% 5/15/26 (c)	6,350	6,411
4.125% 11/15/21	6,605	6,815
4.375% 11/15/42	4,182	3,978
4.8% 11/30/28 (c)	7,334	7,927
4.8% 5/15/49 (c)	6,600	6,641
9.4% 5/15/39	2,573	3,966
The Mosaic Co.:
4.05% 11/15/27	4,941	4,989
4.25% 11/15/23	9,340	9,771
5.625% 11/15/43	3,217	3,374
Westlake Chemical Corp. 5% 8/15/46	1,716	1,686
		206,284
Containers & Packaging - 0.0%
Bemis Co., Inc. 6.8% 8/1/19	2,573	2,589
International Paper Co.:
3.65% 6/15/24	4,053	4,201
3.8% 1/15/26	2,471	2,556
4.4% 8/15/47	3,260	3,059
4.75% 2/15/22	4,534	4,770
5.15% 5/15/46	1,553	1,617
		18,792
Metals & Mining - 0.2%
Barrick Gold Corp. 5.25% 4/1/42	3,860	4,105
BHP Billiton Financial (U.S.A.) Ltd.:
2.875% 2/24/22	4,940	5,023
5% 9/30/43	2,573	3,064
Newmont Goldcorp Corp. 5.125% 10/1/19	858	865
Nucor Corp.:
4% 8/1/23	2,573	2,708
5.2% 8/1/43	3,431	4,023
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 6/15/25	18,271	19,342
7.125% 7/15/28	1,716	2,247
Southern Copper Corp.:
3.875% 4/23/25	3,148	3,156
5.25% 11/8/42	4,954	5,108
Vale Overseas Ltd.:
4.375% 1/11/22	3,849	3,928
5.875% 6/10/21	7,051	7,386
Vale SA 5.625% 9/11/42	5,662	5,676
		66,631

TOTAL MATERIALS		291,707

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,249	3,249
3.9% 6/15/23	4,847	5,058
American Tower Corp. 3.55% 7/15/27	7,334	7,334
Boston Properties, Inc.:
2.75% 10/1/26	6,005	5,771
3.125% 9/1/23	1,630	1,654
4.125% 5/15/21	1,801	1,845
DDR Corp. 4.625% 7/15/22	511	530
Duke Realty LP:
3.625% 4/15/23	2,359	2,425
3.75% 12/1/24	4,932	5,129
ERP Operating LP:
2.375% 7/1/19	4,932	4,931
3% 4/15/23	1,608	1,638
3.25% 8/1/27	11,138	11,368
4.625% 12/15/21	4,890	5,118
Federal Realty Investment Trust 3% 8/1/22	4,075	4,116
HCP, Inc.:
3.4% 2/1/25	6,863	6,944
3.875% 8/15/24	6,498	6,739
Health Care REIT, Inc. 3.75% 3/15/23	7,429	7,675
Kimco Realty Corp.:
3.8% 4/1/27	3,431	3,509
4.125% 12/1/46	8,578	8,269
4.45% 9/1/47	4,443	4,514
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	6,863	7,089
4.5% 1/15/25	6,871	7,106
4.5% 4/1/27	8,149	8,388
Simon Property Group LP:
2.625% 6/15/22	6,802	6,815
3.375% 12/1/27	12,009	12,265
4.125% 12/1/21	2,745	2,834
Ventas Realty LP:
3.125% 6/15/23	5,417	5,497
3.25% 10/15/26	3,002	2,965
3.5% 2/1/25	3,431	3,504
3.85% 4/1/27	8,149	8,345
4% 3/1/28	7,720	7,963
4.125% 1/15/26	1,244	1,299
4.375% 2/1/45	2,573	2,594
Weingarten Realty Investors 3.5% 4/15/23	3,260	3,303
Welltower, Inc. 4.95% 9/1/48	8,578	9,461
		187,244
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,260	3,370
CBRE Group, Inc. 4.875% 3/1/26	4,890	5,233
Digital Realty Trust LP 3.7% 8/15/27	6,863	6,958
Liberty Property LP:
3.25% 10/1/26	3,997	3,941
3.375% 6/15/23	2,380	2,419
3.75% 4/1/25	4,075	4,178
4.4% 2/15/24	6,369	6,757
4.75% 10/1/20	858	878
Mack-Cali Realty LP:
3.15% 5/15/23	4,032	3,717
4.5% 4/18/22	3,611	3,535
Tanger Properties LP:
3.75% 12/1/24	5,576	5,568
3.875% 7/15/27	5,318	5,237
		51,791

TOTAL REAL ESTATE		239,035

UTILITIES - 1.7%
Electric Utilities - 1.1%
Alabama Power Co.:
3.7% 12/1/47	5,053	5,007
3.75% 3/1/45	858	867
4.15% 8/15/44	3,989	4,231
4.3% 7/15/48	5,044	5,517
5.2% 6/1/41	3,303	3,815
AmerenUE 3.9% 9/15/42	3,174	3,299
American Electric Power Co., Inc.:
2.95% 12/15/22	3,431	3,475
4.3% 12/1/28	15,003	16,245
Appalachian Power Co. 4.45% 6/1/45	5,147	5,555
Baltimore Gas & Electric Co.:
3.35% 7/1/23	2,445	2,517
3.5% 8/15/46	2,145	2,101
Carolina Power & Light Co. 2.8% 5/15/22	3,731	3,767
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,630	1,612
Cleco Corporate Holdings LLC 3.743% 5/1/26	4,855	4,872
Commonwealth Edison Co.:
3.1% 11/1/24	8,578	8,742
3.4% 9/1/21	858	874
3.65% 6/15/46	2,453	2,436
3.7% 3/1/45	2,659	2,632
3.75% 8/15/47	5,276	5,344
4% 3/1/48	5,859	6,150
Detroit Edison Co. 2.65% 6/15/22	6,863	6,911
Duke Energy Carolinas LLC:
2.95% 12/1/26	5,147	5,169
3.75% 6/1/45	1,716	1,727
4% 9/30/42	3,217	3,350
Duke Energy Corp.:
1.8% 9/1/21	13,262	13,046
2.65% 9/1/26	11,452	11,049
3.75% 4/15/24	5,147	5,360
3.75% 9/1/46	7,832	7,332
3.95% 10/15/23	2,096	2,192
4.8% 12/15/45	2,393	2,631
Duke Energy Ohio, Inc. 4.3% 2/1/49	8,934	9,717
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,544	1,654
4.375% 3/30/44	1,716	1,871
Edison International 2.95% 3/15/23	7,025	6,644
Entergy Corp.:
2.95% 9/1/26	4,032	3,964
4% 7/15/22	5,696	5,904
Entergy, Inc. 4% 3/30/29	6,771	7,168
Eversource Energy:
2.9% 10/1/24	7,334	7,373
3.35% 3/15/26	5,670	5,749
Exelon Corp.:
3.95% 6/15/25	16,859	17,709
5.1% 6/15/45	944	1,081
FirstEnergy Corp.:
3.9% 7/15/27	7,291	7,478
4.85% 7/15/47	4,030	4,406
Florida Power & Light Co.:
3.125% 12/1/25	4,375	4,538
3.25% 6/1/24	4,053	4,203
4.05% 10/1/44	4,648	5,006
4.125% 6/1/48	10,551	11,636
Florida Power Corp. 3.4% 10/1/46	2,145	2,036
Indiana Michigan Power Co. 3.2% 3/15/23	2,380	2,424
Northern States Power Co.:
3.4% 8/15/42	1,716	1,673
4.125% 5/15/44	3,860	4,175
NSTAR Electric Co. 3.2% 5/15/27	6,562	6,698
PacifiCorp:
3.6% 4/1/24	3,431	3,584
4.125% 1/15/49	11,546	12,276
6% 1/15/39	5,312	6,943
Potomac Electric Power Co. 6.5% 11/15/37	3,265	4,400
PPL Capital Funding, Inc.:
3.1% 5/15/26	6,863	6,735
3.4% 6/1/23	2,295	2,333
4.2% 6/15/22	1,716	1,784
4.7% 6/1/43	1,544	1,649
PPL Electric Utilities Corp. 4.15% 10/1/45	3,002	3,241
Progress Energy, Inc.:
4.875% 12/1/19	1,458	1,474
6% 12/1/39	4,461	5,535
Public Service Co. of Colorado:
2.9% 5/15/25	9,436	9,514
3.8% 6/15/47	3,972	4,081
Public Service Electric & Gas Co.:
3.65% 9/1/42	2,423	2,419
4% 6/1/44	4,289	4,337
Puget Sound Energy, Inc. 4.3% 5/20/45	5,499	5,983
Southern California Edison Co. 4% 4/1/47	8,578	8,283
Southern Co.:
2.35% 7/1/21	5,662	5,628
3.25% 7/1/26	9,436	9,414
4.4% 7/1/46	6,279	6,376
Tampa Electric Co.:
4.45% 6/15/49	10,049	10,751
6.15% 5/15/37	5,370	6,686
Virginia Electric & Power Co.:
3.1% 5/15/25	3,431	3,463
3.45% 2/15/24	2,359	2,432
3.8% 4/1/28	12,790	13,513
3.8% 9/15/47	7,043	7,025
4.2% 5/15/45	2,059	2,159
4.45% 2/15/44	2,359	2,597
4.6% 12/1/48	6,073	6,903
5% 6/30/19	4,289	4,295
6% 5/15/37	1,716	2,165
Wisconsin Electric Power Co. 4.25% 6/1/44	4,032	4,358
Wisconsin Power & Light Co. 5% 7/15/19	858	860
Xcel Energy, Inc.:
2.6% 3/15/22	11,924	11,984
3.35% 12/1/26	2,573	2,624
		458,736
Gas Utilities - 0.1%
AGL Capital Corp. 3.95% 10/1/46	11,598	11,319
Southern California Gas Co. 2.6% 6/15/26	11,349	10,933
		22,252
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.7% 6/15/21	7,429	7,404
4.75% 6/15/46	4,469	4,666
		12,070
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	8,578	8,673
3.8% 7/15/48	8,578	8,459
4.5% 2/1/45	5,704	6,221
5.15% 11/15/43	1,415	1,675
CenterPoint Energy, Inc. 2.5% 9/1/22	12,746	12,667
CMS Energy Corp. 4.875% 3/1/44	4,289	4,804
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	2,453	2,470
4.45% 6/15/20	1,716	1,749
4.45% 3/15/44	6,863	7,395
4.5% 5/15/58	8,132	8,809
4.65% 12/1/48	8,981	10,195
5.5% 12/1/39	2,145	2,625
Consolidated Edison, Inc. 2% 5/15/21	4,735	4,697
Consumers Energy Co. 2.85% 5/15/22	5,704	5,776
Delmarva Power & Light 4% 6/1/42	3,431	3,487
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.901% 9/30/66 (b)(d)	858	789
3 month U.S. LIBOR + 2.825% 5.4168% 6/30/66 (b)(d)	858	807
3.9% 10/1/25	11,066	11,647
4.9% 8/1/41	1,716	1,879
DTE Energy Co.:
2.85% 10/1/26	5,147	5,026
3.8% 3/15/27	11,589	11,960
Duke Energy Carolinas LLC 3.875% 3/15/46	3,345	3,425
NiSource Finance Corp.:
3.49% 5/15/27	6,562	6,641
3.95% 3/30/48	8,578	8,273
4.375% 5/15/47	4,100	4,236
4.8% 2/15/44	4,718	5,043
6.25% 12/15/40	2,104	2,721
Puget Energy, Inc. 3.65% 5/15/25	6,923	7,002
San Diego Gas & Electric Co. 4.5% 8/15/40	858	906
Sempra Energy:
2.4% 3/15/20	10,642	10,621
2.875% 10/1/22	2,573	2,570
2.9% 2/1/23	2,548	2,550
3.25% 6/15/27	5,233	5,094
4% 2/1/48	15,911	14,828
4.05% 12/1/23	4,289	4,475
6% 10/15/39	858	1,033
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.6305% 5/15/67 (b)(d)	3,627	3,030
		204,258

TOTAL UTILITIES		697,316

TOTAL NONCONVERTIBLE BONDS
(Cost $9,698,765)		9,953,773

U.S. Government and Government Agency Obligations - 43.3%
U.S. Government Agency Obligations - 1.0%
Fannie Mae:
1.25% 8/17/21	$26,001	$25,604
1.5% 11/30/20	15,532	15,406
1.875% 4/5/22	27,662	27,608
1.875% 9/24/26	11,452	11,224
2% 10/5/22	31,628	31,682
2.125% 4/24/26	3,431	3,421
2.375% 1/19/23	25,674	26,032
2.625% 9/6/24	3,431	3,531
2.875% 9/12/23	6,605	6,843
Federal Home Loan Bank:
1.125% 7/14/21	11,385	11,194
1.375% 2/18/21	17,415	17,226
1.875% 11/29/21	16,445	16,408
2% 9/9/22	32,595	32,672
2.5% 2/13/24	4,270	4,369
2.625% 10/1/20	14,925	15,036
3% 10/12/21	8,365	8,568
3.25% 11/16/28	14,335	15,415
5.5% 7/15/36	1,285	1,774
Freddie Mac:
1.375% 5/1/20	12,009	11,911
2.375% 1/13/22	11,152	11,273
2.75% 6/19/23	20,772	21,386
6.25% 7/15/32	6,605	9,375
6.75% 3/15/31	22,303	32,109
Tennessee Valley Authority:
5.25% 9/15/39	17,156	22,834
5.375% 4/1/56	4,628	6,848

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		389,749

U.S. Treasury Obligations - 42.3%
U.S. Treasury Bonds:
2.25% 8/15/46	54,892	51,420
2.5% 2/15/45	135,408	133,790
2.5% 2/15/46	141,220	139,317
2.5% 5/15/46	67,467	66,531
2.75% 8/15/47	112,262	116,191
2.75% 11/15/47	16,219	16,783
2.875% 5/15/43	37,093	39,311
2.875% 8/15/45	92,656	98,233
2.875% 11/15/46	105,451	111,889
3% 11/15/44	42,808	46,379
3% 5/15/45	36,963	40,101
3% 11/15/45	74,021	80,341
3% 2/15/47	113,188	123,065
3% 5/15/47	68,149	74,013
3% 2/15/48	106,684	115,803
3% 8/15/48	71,844	78,077
3% 2/15/49 (e)	58,396	63,578
3.125% 2/15/42	76,027	84,164
3.125% 2/15/43	43,268	47,799
3.125% 8/15/44	161,457	178,580
3.375% 5/15/44	143,722	165,605
3.375% 11/15/48	34,078	39,765
3.625% 8/15/43	54,039	64,661
3.625% 2/15/44	49,875	59,733
3.75% 11/15/43	49,802	60,764
3.875% 8/15/40	25,803	31,896
4.25% 5/15/39	6,894	8,924
4.25% 11/15/40	696	904
4.375% 2/15/38	22,629	29,588
4.375% 11/15/39	86	113
4.375% 5/15/40	6,863	9,048
4.375% 5/15/41	25,197	33,333
4.5% 2/15/36	90,405	117,978
4.5% 5/15/38	45,584	60,577
4.5% 8/15/39	25,934	34,673
4.625% 2/15/40	18,443	25,075
4.75% 2/15/37	69,148	93,606
4.75% 2/15/41	47,034	65,190
5% 5/15/37	339,368	473,286
5.375% 2/15/31	45,867	60,973
6.25% 5/15/30	52,460	73,316
U.S. Treasury Notes:
1% 10/15/19	4,281	4,259
1.125% 2/28/21	34,235	33,727
1.125% 6/30/21	60,939	59,963
1.125% 7/31/21	232	228
1.125% 8/31/21	58,683	57,658
1.125% 9/30/21	53,469	52,540
1.25% 1/31/20	708	703
1.25% 2/29/20	44,020	43,668
1.25% 3/31/21	180,298	177,953
1.25% 10/31/21	38,319	37,718
1.25% 7/31/23	63,736	62,030
1.375% 12/15/19	9	9
1.375% 1/15/20	16,353	16,256
1.375% 1/31/20	17,946	17,833
1.375% 2/15/20	40	39
1.375% 2/29/20	42,153	41,853
1.375% 3/31/20	5,687	5,645
1.375% 4/30/20	9,719	9,639
1.375% 8/31/20	67,733	67,106
1.375% 9/15/20	190,658	188,915
1.375% 9/30/20	21,960	21,749
1.375% 10/31/20	4,907	4,860
1.375% 1/31/21	17,611	17,427
1.375% 4/30/21	73,755	72,948
1.375% 5/31/21	55,226	54,605
1.375% 6/30/23	55,818	54,621
1.375% 8/31/23	6,806	6,654
1.375% 9/30/23	67,862	66,298
1.5% 10/31/19	11,031	10,990
1.5% 4/15/20	11,513	11,435
1.5% 5/15/20	24,531	24,356
1.5% 5/31/20	33,995	33,749
1.5% 6/15/20	1	1
1.5% 7/15/20	2,879	2,857
1.5% 8/15/20	12,867	12,770
1.5% 1/31/22	3,749	3,709
1.5% 2/28/23	12,910	12,719
1.5% 3/31/23	78,044	76,864
1.5% 8/15/26	227,054	218,841
1.625% 12/31/19	7,712	7,679
1.625% 3/15/20	24,528	24,398
1.625% 6/30/20	43,285	43,013
1.625% 7/31/20	40,815	40,555
1.625% 10/15/20	170,919	169,884
1.625% 11/30/20	81,304	80,783
1.625% 8/31/22	80,789	80,104
1.625% 4/30/23	40,652	40,204
1.625% 5/31/23	44,632	44,137
1.625% 10/31/23	80,780	79,736
1.625% 2/15/26	43,131	42,066
1.625% 5/15/26	4,812	4,687
1.75% 11/30/19	15,653	15,603
1.75% 10/31/20	8,544	8,506
1.75% 11/15/20	190,375	189,504
1.75% 12/31/20	61,016	60,752
1.75% 11/30/21	72,374	72,083
1.75% 3/31/22	100,364	99,949
1.75% 5/31/22	68,076	67,778
1.75% 6/30/22	23,418	23,326
1.75% 9/30/22	24,696	24,579
1.75% 1/31/23	21,994	21,871
1.875% 6/30/20	20,836	20,758
1.875% 12/15/20	72,936	72,756
1.875% 11/30/21	69,706	69,635
1.875% 1/31/22	47,060	47,014
1.875% 2/28/22	113,043	112,937
1.875% 3/31/22	113,935	113,908
1.875% 4/30/22	104,490	104,409
1.875% 5/31/22	13,755	13,745
1.875% 7/31/22	120,051	119,971
1.875% 8/31/22	59,764	59,717
1.875% 9/30/22	67,767	67,736
1.875% 10/31/22	23,504	23,483
2% 11/30/20	27,373	27,357
2% 1/15/21	176,753	176,691
2% 2/28/21	22,629	22,631
2% 5/31/21	34,561	34,592
2% 8/31/21	92,901	93,050
2% 10/31/21	25,477	25,528
2% 12/31/21	2,929	2,938
2% 7/31/22	41,227	41,359
2% 11/30/22	126,965	127,362
2% 4/30/24	50,174	50,313
2% 5/31/24	84,692	85,013
2% 6/30/24	83,920	84,140
2% 2/15/25	3,118	3,122
2% 8/15/25	31,001	30,997
2% 11/15/26	131,391	130,960
2.125% 8/31/20	42,679	42,679
2.125% 1/31/21	2,625	2,630
2.125% 6/30/21	6,228	6,252
2.125% 8/15/21	77,847	78,172
2.125% 9/30/21	37,435	37,608
2.125% 12/31/21	13,682	13,758
2.125% 6/30/22	34,973	35,215
2.125% 12/31/22	118,850	119,765
2.125% 11/30/23	99,772	100,602
2.125% 2/29/24	45,138	45,524
2.125% 3/31/24	256,923	259,161
2.125% 7/31/24	10,709	10,801
2.125% 9/30/24	77,075	77,722
2.125% 11/30/24	47,300	47,692
2.125% 5/15/25	50,058	50,425
2.25% 3/31/20	20,747	20,736
2.25% 3/31/21	83,488	83,889
2.25% 4/30/21	131,118	131,835
2.25% 7/31/21	27,184	27,364
2.25% 12/31/23	2,513	2,548
2.25% 1/31/24	65,211	66,120
2.25% 10/31/24	114,887	116,588
2.25% 11/15/24	73,712	74,766
2.25% 12/31/24	67,227	68,217
2.25% 11/15/25	91,143	92,424
2.25% 2/15/27	112,279	113,814
2.25% 8/15/27	487,959	494,021
2.25% 11/15/27	260,200	263,259
2.375% 4/30/20	69,166	69,220
2.375% 3/15/21	213,360	214,835
2.375% 4/15/21	244,466	246,251
2.375% 1/31/23	36,208	36,801
2.375% 2/29/24	166,639	170,056
2.375% 8/15/24	67,587	68,981
2.375% 5/15/27	76,620	78,347
2.5% 5/31/20	58,211	58,352
2.5% 1/31/21	67,511	68,044
2.5% 2/28/21	49,384	49,809
2.5% 1/15/22	218,270	221,518
2.5% 2/15/22	400,862	407,173
2.5% 3/31/23	32,459	33,164
2.5% 8/15/23	83,354	85,294
2.5% 1/31/24	218,578	224,102
2.5% 5/15/24	81,921	84,075
2.5% 1/31/25	128,270	131,892
2.5% 2/28/26	78,123	80,479
2.625% 7/31/20	92,575	93,034
2.625% 8/15/20	120,952	121,651
2.625% 11/15/20	80,789	81,445
2.625% 5/15/21	457,816	463,610
2.625% 6/15/21	73,313	74,330
2.625% 7/15/21	186,836	189,500
2.625% 12/15/21	222,216	226,235
2.625% 6/30/23	330,899	340,076
2.625% 12/31/23	48,498	49,963
2.625% 3/31/25	13,759	14,245
2.625% 12/31/25	115,431	119,746
2.625% 2/15/29	132,232	137,857
2.75% 11/30/20	132,078	133,420
2.75% 4/30/23	53,654	55,332
2.75% 5/31/23	370,093	381,876
2.75% 8/31/23	156,809	162,083
2.75% 11/15/23	61,609	63,744
2.75% 2/15/24	116,328	120,586
2.75% 2/28/25	18,066	18,822
2.75% 6/30/25	17,722	18,486
2.75% 2/15/28	110,841	116,495
2.875% 10/31/20	167,731	169,559
2.875% 9/30/23	234,804	244,004
2.875% 10/31/23	162,906	169,384
2.875% 11/30/23	161,440	168,036
2.875% 4/30/25	57,948	60,823
2.875% 5/31/25	103,581	108,744
2.875% 5/15/28	150,780	160,092
2.875% 8/15/28	88,068	93,576
3% 10/31/25	142,793	151,260
3.125% 5/15/21	43,642	44,604
3.125% 11/15/28	96,175	104,323
3.375% 11/15/19	23,796	23,896
3.5% 5/15/20	70,169	70,978
3.625% 2/15/20	51,126	51,567
3.625% 2/15/21	34,141	35,060

TOTAL U.S. TREASURY OBLIGATIONS		17,253,309

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $17,207,279)		17,643,058

U.S. Government Agency - Mortgage Securities - 27.6%
Fannie Mae - 12.6%
12 month U.S. LIBOR + 1.530% 4.277% 11/1/34 (b)(d)	3,803	3,952
12 month U.S. LIBOR + 1.645% 4.601% 4/1/41 (b)(d)	1,215	1,264
12 month U.S. LIBOR + 1.880% 4.726% 11/1/34 (b)(d)	344	362
2.5% 3/1/22 to 2/1/47	334,589	335,310
2.5% 6/1/34 (a)	3,600	3,602
2.5% 6/1/34 (a)	4,900	4,903
2.5% 6/1/49 (a)	600	591
3% 5/1/24 to 11/1/48	1,225,024	1,238,583
3% 6/1/34 (a)	5,500	5,581
3% 6/1/34 (a)	4,200	4,261
3% 6/1/49 (a)	4,650	4,669
3% 6/1/49 (a)	7,750	7,781
3% 6/1/49 (a)	4,200	4,217
3% 6/1/49 (a)	16,800	16,867
3% 6/1/49 (a)	6,400	6,426
3% 7/1/49 (a)	17,250	17,310
3.5% 6/1/21 to 4/1/49	1,268,348	1,302,690
3.5% 6/1/34 (a)	8,400	8,628
3.5% 6/1/34 (a)	3,400	3,492
3.5% 6/1/34 (a)	2,100	2,157
3.5% 6/1/49 (a)	22,400	22,845
3.5% 6/1/49 (a)	33,300	33,962
4% 7/1/19 to 12/1/48	1,186,707	1,234,093
4% 11/1/41	20	21
4% 6/1/49 (a)	3,275	3,380
4% 6/1/49 (a)	24,300	25,082
4% 6/1/49 (a)	17,600	18,166
4.5% 7/1/19 to 4/1/49	464,048	489,523
4.5% 6/1/49 (a)	12,900	13,477
4.5% 6/1/49 (a)	4,800	5,015
5% 12/1/20 to 3/1/49	156,028	166,759
5% 6/1/49 (a)	6,700	7,073
5.5% 7/1/23 to 5/1/49	87,981	96,812
5.5% 12/1/48	3,194	3,426
6% 2/1/23 to 7/1/41	25,107	28,383
6.5% 3/1/22 to 6/1/40	9,442	10,813

TOTAL FANNIE MAE		5,131,476

Freddie Mac - 7.0%
12 month U.S. LIBOR + 1.953% 4.787% 9/1/37 (b)(d)	447	468
U.S. TREASURY 1 YEAR INDEX + 1.716% 4.42% 3/1/36 (b)(d)	2,542	2,640
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.71% 12/1/35 (b)(d)	1,706	1,783
U.S. TREASURY 1 YEAR INDEX + 2.250% 4.873% 3/1/35 (b)(d)	791	825
2.5% 1/1/22 to 4/1/33	169,834	170,496
3% 3/1/27 to 1/1/48	719,096	727,578
3% 8/1/47	680	684
3.5% 12/1/20 to 4/1/49	919,100	943,717
3.5% 8/1/47	1,749	1,795
3.5% 9/1/47	412	423
3.5% 9/1/47	24,049	24,790
4% 4/1/25 to 12/1/48	628,516	653,271
4.5% 6/1/25 to 2/1/49	224,478	236,455
5% 4/1/23 to 2/1/49	45,251	48,464
5.5% 5/1/23 to 6/1/41	24,980	27,504
6% 4/1/32 to 8/1/37	767	859
6.5% 8/1/36 to 12/1/37	186	213

TOTAL FREDDIE MAC		2,841,965

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 12/1/31	79	79
2.5% 2/1/32	164	165

TOTAL FREDDIE MAC MULTI-FAMILY STRUCTURED PASS-THRU CERTIFICATES		244

Ginnie Mae - 8.0%
3.5% 10/15/40 to 2/20/49	1,107,633	1,142,077
4% 1/15/25 to 1/20/49	685,847	712,779
5% 1/20/39 to 10/20/48	139,868	148,052
2.5% 10/20/42 to 4/20/48	21,200	21,099
2.5% 6/1/49 (a)	200	199
3% 4/15/42 to 4/20/49	704,203	716,184
3% 6/1/49 (a)	6,400	6,496
3% 6/1/49 (a)	8,300	8,425
3.5% 6/1/49 (a)	17,900	18,399
3.5% 6/1/49 (a)	14,300	14,699
3.5% 6/1/49 (a)	7,000	7,195
4% 6/1/49 (a)	11,600	11,999
4% 6/1/49 (a)	17,700	18,309
4.5% 3/20/33 to 10/20/48	363,860	381,238
4.5% 6/1/49 (a)	11,900	12,376
4.5% 6/1/49 (a)	5,300	5,512
5% 6/1/49 (a)	3,900	4,075
5% 6/1/49 (a)	900	940
5.5% 10/20/32 to 10/20/48	24,497	26,845
5.5% 6/1/49 (a)	600	632
6% 5/20/34 to 12/15/40	6,995	7,930
6.5% 8/20/36 to 1/15/39	1,336	1,548

TOTAL GINNIE MAE		3,267,008

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $11,186,062)		11,240,693

Asset-Backed Securities - 0.3%
American Express Credit Account Master Trust Series 2017-3 Class A, 1.77% 11/15/22	$3,946	$3,925
Capital One Multi-Asset Execution Trust Series 2016-A6 Class A, 1.82% 9/15/22	8,106	8,082
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	8,192	8,325
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/15/21	5,897	5,885
Series 2012-A7 Class A7, 2.16% 9/15/24	7,999	8,000
Series 2015-A4 Class A, 1.84% 4/15/22	4,075	4,055
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	4,010	4,255
Series 2018-A6 Class A6, 3.21% 12/7/24	8,149	8,423
2.19% 11/20/23	4,872	4,869
Discover Card Master Trust:
Series 2015-A2 Class A, 1.9% 10/17/22	9,264	9,229
Series 2017-A4 Class A4, 2.53% 10/15/26	1,544	1,558
Series 2018-A1 Class A1, 3.03% 8/15/25	16,470	16,966
Ford Credit Auto Owner Trust Series 2016-C Class A3, 1.22% 3/15/21	2,987	2,971
Ford Credit Floorplan Master Owner Trust:
Series 2015-2 Class A1, 1.98% 1/15/22	8,149	8,120
Series 2018-2 Class A, 3.17% 3/15/25	16,341	16,815
Honda Auto Receivables Owner Trust Series 2016-4 Class A3, 1.21% 12/18/20	2,613	2,601
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	7,870	7,866
TOTAL ASSET-BACKED SECURITIES
(Cost $120,246)		121,945

Commercial Mortgage Securities - 1.8%
BANK sequential payer Series 2017-BNK4 Class ASB, 3.419% 5/15/50	20,625	21,416
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/52	20,116	21,866
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	25,844	27,057
Series 2015-GC29 Class A4, 3.192% 4/10/48	9,760	10,027
Series 2015-P1 Class A5, 3.717% 9/15/48	5,031	5,308
Series 2016-C1 Class A4, 3.209% 5/10/49	15,921	16,357
Series 2016-P4:
Class A4, 2.902% 7/10/49	18,443	18,592
Class AAB, 2.779% 7/10/49	10,594	10,668
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/46	30,928	32,738
Series 2013-CR7 Class A4, 3.213% 3/10/46	15,307	15,648
Series 2014-LC15 Class A4, 4.006% 4/10/47	9,187	9,752
Series 2013-CR6 Class A4, 3.101% 3/10/46	16,097	16,422
Series 2015-CR22 Class A5, 3.309% 3/10/48	16,663	17,197
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	10,778	11,318
FHLMC Series K047 Class A2, 3.329% 5/25/25	3,311	3,470
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	15,633	15,770
Series K034 Class A2, 3.531% 7/25/23	7,720	8,081
Series K057 Class A2, 2.57% 7/25/26	13,687	13,730
Series K080 Class A2, 3.926% 7/25/28	14,231	15,678
Series 2017-K727 Class A2, 2.946% 7/25/24	22,955	23,557
Series K-1510 Class A2, 3.718% 1/25/31	12,739	13,713
Series K013 Class A2, 3.974% 1/25/21	9,929	10,131
Series K020 Class A2, 2.373% 5/25/22	8,921	8,957
Series K036 Class A2, 3.527% 10/25/23	7,699	8,082
Series K046 Class A2, 3.205% 3/25/25	28,565	29,759
Series K053 Class A2, 2.995% 12/25/25	6,100	6,290
Series K056 Class A2, 2.525% 5/25/26	17,800	17,831
Series K062 Class A1, 3.032% 9/25/26	17,663	18,153
Series K064 Class A2, 3.224% 3/25/27	14,797	15,450
Series K068 Class A2, 3.244% 8/25/27	20,422	21,367
Series K079 Class A2, 3.926% 6/25/28	6,674	7,332
Series K730 Class A2, 3.59% 1/25/25	33,180	35,136
GS Mortgage Securities Trust sequential payer:
Series 2013-GC10 Class A4, 2.681% 2/10/46	8,680	8,745
Series 2014-GC26 Class A4, 3.364% 11/10/47	21,360	22,091
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C12 Class A5, 3.6637% 7/15/45	17,165	17,867
Series 2014-C21 Class A5, 3.7748% 8/15/47	28,951	30,445
Series 2014-C23 Class A5, 3.9342% 9/15/47	8,192	8,687
Series 2014-C24 Class A5, 3.6385% 11/15/47	22,359	23,442
JPMBB Commercial Mortgage Secutities Trust sequential payer Series 2015-C29 Class A4, 3.6108% 5/15/48	7,720	8,058
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C2 Class ASB, 2.9542% 6/15/49	15,158	15,407
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	17,967	18,166
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C13 Class A4, 3.9936% 1/15/46	7,948	8,338
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.157% 8/15/46 (b)	16,206	17,243
Series 2015-C27 Class ASB, 3.557% 12/15/47	4,049	4,209
Series 2016-C28 Class ASB, 3.288% 1/15/49	7,788	8,010
Series 2015-C20 Class A4, 3.249% 2/15/48	12,631	12,965
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	16,770	18,556
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	8,578	8,759
Series 2014-C25 Class A5, 3.631% 11/15/47	12,395	12,977
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $734,892)		750,818

Municipal Securities - 0.5%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	8,340	14,433
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,035	3,278
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	$21,230	$33,268
Series 2018, 3.5% 4/1/28	11,055	11,837
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	6,580	7,081
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	14,085	14,532
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	6,520	7,878
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	8,105	12,745
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,275	5,696
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	4,050	3,987
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	4,032	6,200
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	7,740	10,852
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	9,200	11,518
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	5,285	7,322
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	4,440	5,630
Series 2010 164, 5.647% 11/1/40	4,470	5,927
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	4,855	4,620
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	5,420	7,179
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	9,704	12,520
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	860	1,148
Series 2015 AP, 3.931% 5/15/45	3,210	3,456
Univ. of Virginia Gen. Rev. (Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/2117	4,075	4,587
TOTAL MUNICIPAL SECURITIES
(Cost $168,180)		195,694

Foreign Government and Government Agency Obligations - 1.2%
Alberta Province:
1.9% 12/6/19	$8,149	$8,124
3.3% 3/15/28	3,345	3,554
Banque Centrale de Tunisie 1.416% 8/5/21	7,291	7,144
Canadian Government 2% 11/15/22	4,055	4,059
Chilean Republic:
3.125% 1/21/26	1,000	1,022
3.24% 2/6/28	9,951	10,200
3.25% 9/14/21	7,720	7,875
3.86% 6/21/47	5,147	5,319
Colombian Republic:
2.625% 3/15/23	6,498	6,371
3.875% 4/25/27	19,387	19,649
4% 2/26/24	4,139	4,269
4.5% 1/28/26	1,000	1,054
4.5% 3/15/29	5,567	5,854
5% 6/15/45	10,328	10,793
5.625% 2/26/44	6,669	7,469
6.125% 1/18/41	4,075	4,774
Hungarian Republic 5.75% 11/22/23	16,212	18,083
Israeli State:
3.25% 1/17/28	12,344	12,796
4% 6/30/22	6,005	6,280
Italian Republic 6.875% 9/27/23	5,147	5,766
Jordanian Kingdom:
1.945% 6/23/19	20,287	20,282
3% 6/30/25	2,059	2,136
Manitoba Province:
2.1% 9/6/22	1,630	1,626
2.125% 5/4/22	3,431	3,428
3.05% 5/14/24	1,287	1,335
Ontario Province:
2.25% 5/18/22	4,992	5,010
2.4% 2/8/22	4,469	4,500
2.5% 4/27/26	4,289	4,311
2.55% 2/12/21	8,449	8,500
4% 10/7/19	12,867	12,932
Panamanian Republic:
3.75% 3/16/25	3,260	3,400
3.875% 3/17/28	8,235	8,630
4% 9/22/24	4,118	4,319
4.3% 4/29/53	4,868	5,091
4.5% 4/16/50	5,833	6,245
5.2% 1/30/20	1,544	1,571
Peruvian Republic:
4.125% 8/25/27	2,402	2,633
5.625% 11/18/50	6,133	8,025
6.55% 3/14/37	2,638	3,596
Philippine Republic:
3% 2/1/28	16,298	16,318
3.95% 1/20/40	6,948	7,444
4.2% 1/21/24	4,087	4,342
6.375% 10/23/34	8,900	12,020
6.5% 1/20/20	5,270	5,393
Polish Government:
3.25% 4/6/26	5,662	5,812
4% 1/22/24	3,903	4,117
5% 3/23/22	12,438	13,241
Province of British Columbia 2.25% 6/2/26	3,234	3,217
Province of Quebec:
2.375% 1/31/22	3,260	3,283
2.75% 8/25/21	17,156	17,395
2.75% 4/12/27	4,075	4,179
2.875% 10/16/24	1,780	1,838
Quebec Province 2.5% 4/20/26	4,855	4,896
Ukraine Government 1.471% 9/29/21	8,835	8,688
United Mexican States:
3.5% 1/21/21	6,348	6,419
3.625% 3/15/22	2,574	2,619
3.75% 1/11/28	7,720	7,620
4% 10/2/23	16,084	16,607
4.125% 1/21/26	2,745	2,808
4.35% 1/15/47	12,361	11,607
4.6% 1/23/46	4,975	4,833
4.6% 2/10/48	15,055	14,716
4.75% 3/8/44	8,320	8,245
5.55% 1/21/45	3,359	3,722
6.05% 1/11/40	4,118	4,715
Uruguay Republic:
4.125% 11/20/45	4,075	3,985
4.375% 10/27/27	10,508	11,052
4.5% 8/14/24	3,110	3,270
4.975% 4/20/55	5,053	5,323
5.1% 6/18/50	4,937	5,300
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $471,589)		483,049

Supranational Obligations - 1.1%
African Development Bank:
1.25% 7/26/21	8,055	7,916
2.375% 9/23/21	2,488	2,505
Asian Development Bank:
1.5% 1/22/20	4,075	4,055
1.75% 9/13/22	12,243	12,150
1.875% 2/18/22	1,716	1,709
2% 4/24/26	5,404	5,358
2.125% 11/24/21	4,139	4,154
2.25% 1/20/21	2,529	2,536
2.5% 11/2/27	5,747	5,850
2.625% 1/12/27	5,576	5,760
2.75% 3/17/23	8,218	8,444
2.75% 1/19/28	4,203	4,374
Council of Europe Development Bank 1.625% 3/16/21	3,234	3,207
European Bank for Reconstruction and Development:
1.125% 8/24/20	4,023	3,975
1.75% 6/14/19	4,032	4,031
1.75% 11/26/19	2,466	2,459
2.125% 3/7/22	4,023	4,037
European Investment Bank:
1.375% 6/15/20	2,338	2,318
1.375% 9/15/21	15,072	14,865
1.625% 6/15/21	6,005	5,956
1.75% 6/17/19	7,399	7,397
1.875% 2/10/25	2,573	2,550
2% 3/15/21	4,092	4,089
2% 12/15/22	12,153	12,163
2.125% 10/15/21	2,436	2,444
2.25% 3/15/22	13,639	13,742
2.25% 8/15/22	1,613	1,627
2.375% 6/15/22	12,009	12,128
2.375% 5/24/27	3,431	3,487
2.5% 4/15/21	3,989	4,023
2.5% 3/15/23	18,014	18,329
2.5% 10/15/24	4,911	5,027
2.875% 9/15/20	7,720	7,796
2.875% 8/15/23	9,084	9,401
3.125% 12/14/23	11,838	12,402
3.25% 1/29/24	1,716	1,809
Inter-American Development Bank:
1.25% 9/14/21	6,305	6,205
1.75% 10/15/19	1,179	1,176
1.75% 4/14/22	1,608	1,598
1.75% 9/14/22	5,276	5,238
1.875% 6/16/20	4,521	4,505
1.875% 3/15/21	3,345	3,336
2% 6/2/26	3,431	3,396
2.125% 1/18/22	5,233	5,253
2.125% 1/15/25	1,570	1,574
2.375% 7/7/27	5,773	5,852
2.5% 1/18/23	5,970	6,076
2.625% 4/19/21	8,160	8,246
3% 10/4/23	3,067	3,188
3.875% 9/17/19	4,289	4,308
4.375% 1/24/44	3,431	4,400
International Bank for Reconstruction & Development:
1.125% 8/10/20	16,985	16,793
1.375% 5/24/21	4,854	4,795
1.375% 9/20/21	4,486	4,425
1.625% 3/9/21	5,147	5,111
1.625% 2/10/22	3,345	3,310
1.75% 4/19/23	5,747	5,698
1.875% 10/7/19	3,281	3,275
1.875% 10/7/22	14,583	14,534
1.875% 10/27/26	4,083	3,998
2% 1/26/22	27,816	27,848
2.25% 6/24/21	13,789	13,861
2.5% 3/19/24	3,260	3,331
2.5% 11/25/24	4,890	5,002
2.5% 7/29/25	3,251	3,325
2.75% 7/23/21	8,278	8,409
International Finance Corp.:
1.125% 7/20/21	5,619	5,517
1.625% 7/16/20	2,462	2,448
1.75% 9/16/19	9,736	9,718
2.25% 1/25/21	1,604	1,609
2.875% 7/31/23	3,695	3,814
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $430,897)		435,245

Bank Notes - 0.2%
Bank of America NA 6% 10/15/36	2,075	2,633
Citibank NA 3.65% 1/23/24	21,445	22,193
Citizens Bank NA 3.75% 2/18/26	11,580	12,035
Discover Bank 3.45% 7/27/26	10,937	10,823
KeyBank NA 2.5% 12/15/19	3,431	3,429
PNC Bank NA 2.4% 10/18/19	4,075	4,073
U.S. Bank NA 3.4% 7/24/23	8,578	8,874
TOTAL BANK NOTES
(Cost $62,358)		64,060
	Shares	Value (000s)

Money Market Funds - 0.8%
Fidelity Cash Central Fund 2.41% (f)
(Cost $312,258)	312,197,226	312,260
	Maturity Amount (000s)	Value (000s)

Repurchase Agreements - 0.1%
Investments in repurchase agreements in a joint trading account at 2.5%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Government Obligations) #
(Cost $52,198)	52,209	52,198
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $40,444,724)		41,252,793
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(509,647)
NET ASSETS - 100%		$40,743,146

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
2.5% 6/1/34	$(2,200)	$(2,201)
2.5% 6/1/49	(200)	(197)
3% 6/1/34	(3,150)	(3,196)
3% 6/1/49	(11,950)	(11,998)
3% 6/1/49	(4,200)	(4,217)
3% 6/1/49	(17,250)	(17,319)
4% 6/1/49	(3,275)	(3,380)
4% 6/1/49	(5,200)	(5,367)
4% 6/1/49	(8,550)	(8,825)
4% 6/1/49	(24,200)	(24,979)

TOTAL FANNIE MAE		(81,679)

Ginnie Mae
2.5% 6/1/49	(100)	(99)
3% 6/1/49	(3,500)	(3,553)
3.5% 6/1/49	(17,900)	(18,399)
5.5% 6/1/49	(1,400)	(1,476)

TOTAL GINNIE MAE		(23,527)

TOTAL TBA SALE COMMITMENTS
(Proceeds $104,598)		$(105,206)

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $336,406,000 or 0.8% of net assets.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3,444
Total	$3,444

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty
$52,198,000 due 6/03/19 at 2.50%	Value (000s)
J.P. Morgan Securities, Inc.	$52,198

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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